UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21803

THE CAMPBELL MULTI-STRATEGY TRUST
(Exact name of the registrant as specified in charter)

2850 Quarry Lake Drive Baltimore, Maryland 21209
(Address of principal executive offices) (Zip code)

Theresa D. Becks Campbell & Company Investment Adviser LLC 2850 Quarry Lake Drive Baltimore, Maryland 21209
(Name and address of agent for service)

Registrant’s telephone number including area code: (800) 698-7235

Date of fiscal year end: December 31, 2011

Date of reporting period: June 30, 2011

Item 1. Reports to Shareholders

The Campbell
Multi-Strategy
Trust

Semi-Annual Report
(Unaudited)
June 30, 2011

The Campbell Multi-Strategy Trust

Table of Contents

Section
A Letter to Our Shareholders	I
Financial Statements
Condensed Schedule of Investments	II
Statement of Assets and Liabilities	III
Statement of Operations	IV
Statements of Changes in Shareholders’ Capital (Net Assets)	V
Financial Highlights	VI
Notes to Financial Statements	VII
Approval of Advisory Agreement	VIII

Dear Shareholder,

As we begin the second half of 2011, it is timely not only to recap the state of markets and performance at Campbell, but also to reflect on the state of our business as a whole. At the end of this year, Campbell will proudly celebrate its 40th year. Today, Campbell employs 150 people and manages $3 billion in assets for both private and institutional clients globally across a broad portfolio of liquid financial and commodity instruments. Our business is complex and requires ongoing investment in infrastructure, technology and, most importantly, people.

As such, it is my pleasure to welcome Steve Roussin to the management team at Campbell. Steve joined us in June as President, following a 25 year career most recently with UBS and NY Life, and will assist me with the day-to-day management of the firm. I continue in my role as CEO, but welcome Steve’s energy, enthusiasm and experience. Expansion of the management team is just one part of our long-term business model. We continue to recruit talented mathematicians, scientists and critical thinkers to help the firm maintain a healthy blend of innovation and creativity based on sound investment principles that have stood the test of time.

Some variables, like volatility and correlation structure, change rapidly because they are driven by the speed of information being disseminated into the markets. Other elements that contribute to the occurrence of price trends, like the complex combination of human behavioral factors, barely change at all. Our job is to attempt to balance a robust investment hypothesis with the ability to capture opportunities that occur in a scientifically sound yet dynamic way. That is our business, and with global uncertainty on the rise, our unwavering commitment to a strong, systematic discipline helps us to maintain a well-balanced, well-diversified methodology, portfolio and risk posture.

During the first half of 2011, the market experienced several periods of unexpected volatility, which translated into sharp price reversals, making it difficult to turn short-term profits into long-term gains. The combination of unrest in the Middle East/North American (MENA) region, the destruction of the earthquake in Japan, and continued economic weakness of several European nations caused dramatic short term increases in volatility. While most of these events began in the first quarter, uncertainty continued throughout the first half of the year as the U.S. Federal Reserve promised continued low interest rates, the European Central Bank attempted to fight inflation, and speculation surrounding the end of the U.S. Quantitative Easing program (QE2) took center stage.

Performance of the Campbell Multi-Strategy Trust

After a gain of 17.40% in 2010, the Trust’s performance was slightly negative for the six months ended June 30, 2011. The loss of (2.70)% was primarily attributed to poor performance in the equity indices and commodities sectors. The Trust’s overall loss was dampened by gains in the fixed income, foreign exchange and equity long/short trading sectors.

Equity Indices

Equity Indices trading produced gains in the first two months of 2011, fueled by improving macroeconomic data. Global stock markets were extremely volatile in March as the MENA unrest and Europe’s sovereign debt crisis both worsened prior to the crisis in Japan. These unexpected events caused a significant reversal of trends and led to losses in the sector. In April, the Trust generally increased its net long exposure as bullish trends reasserted themselves following a chaotic March, providing a slight gain. The second quarter closed with two months of negative performance as stock markets around the world declined on Greek debt concerns and weak economic data, making Equity Indices the worst performing sector for the Trust in the first half of 2011.

Commodities

In January, most energy contracts exploded to 24 month highs on strong global demand. In February, geo-political concerns, centering on the growing MENA populist uprising, overwhelmed commodity markets. This regional tension generated significant price movements in the energy sector fueling gains for the Trust. Precious metals, including gold and silver, were also strong contributors, along with soft commodities such as cotton and coffee. In March, risk-aversion-based gains from long positions in energies and precious metals were not enough to overcome losses in nickel, copper and corn.

In April, commodity trading produced substantial gains as geo-politics contributed to a strong rally in the petroleum complex. Precious metals were also solid performers as silver came close to its all-time high. In May, losses were suffered as commodities sold off aggressively during the first week of the month when speculators grew increasingly nervous about the end of QE2. Commodity trading remained difficult in June, particularly in the energy complex, as prices continued to fall from late April/early May highs. June’s losses contributed to a year-to-date loss in the sector.

Foreign Exchange

Currency trading in January proved difficult as the Trust’s short position in the U.S. Dollar generated losses as emerging market risk aversion was prompted by the Egyptian anti-government protests. While some of the major currencies rallied during February, others like the New Zealand Dollar fell dramatically on the devastation of a massive earthquake in the Christchurch region. In the aggregate, currency trading was marginally positive on the month. The challenges continued in March as Central Banks intervened in response to excess volatility and disorderly movements in exchange rates. In particular, the Trust’s short position in the Japanese Yen suffered as a result of the repatriation of Yen back to Japan.

In April, the Trust recorded solid gains, particularly against the Swiss Franc and commodity-linked currencies such as the Australian Dollar and the New Zealand Dollar, despite the U.S. Dollar Index experiencing its largest monthly decline since September of last year. In May, losses were recorded as the U.S. Dollar rallied against most major currencies. The Trust's long Euro position produced the biggest currency loss, as the European Central Bank disappointed expectations of rate hikes at its May policy meeting. In June, foreign exchange markets were largely unchanged, despite a rollercoaster of headlines that caused the currency markets to fluctuate intra-month. Overall, the Foreign Exchange sector was the second best performer for the Trust in the first half of 2011.

Fixed Income

First quarter trading was negative as price action was choppy across the globe. In the second quarter, the U.S. Federal Reserve continued to promise an “extended period” of low interest rates and earnings season got off to a good start. While April yielded flat results, May produced strong positive results, helping to mitigate losses in riskier assets as the flight-to-quality theme was dominant in May. As the second quarter came to a close, risky assets rallied and bond prices fell across the globe after the austerity package in Greece was finally passed. Even with June’s negative performance, the Fixed Income sector was positive year-to-date.

Equity Long/Short

Equity Long/Short trading was the best performing sector for the Trust during the first half of 2011 contributing close to 3%. In each of the months in the first quarter, gains were recorded. April trading was slightly negative as the Trust’s U.S. model losses outweighed the gains realized in the Japanese markets. May was also negative as the statistical model in Japan suffered losses, outweighing the gains posted from U.S. trading. June finished the quarter with additional gains, helping to dampen losses in the Trust overall.

In sum, maintaining a stable and disciplined risk posture has enabled our portfolio to weather high volatility and sharp sector reversals thus far in 2011. 2011 has not disappointed in its ability to shock and awe the financial markets. Yet, in the midst of this global instability, our investment thesis remains constant. We maintain our commitment to a disciplined and systematic approach, a healthy and relatively stable risk posture, and diversification wherever it makes sense.

Thank you for your trust and confidence,

Theresa D. Becks
Chief Executive Officer

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES

Common Stocks (United States)
Consumer Discretionary
Walt Disney Company	20,147	$786,539	0.62%
Williams-Sonoma Inc	20,983	$765,670	0.58%
Other		$6,729,760	5.33%
Total Consumer Discretionary		$8,281,969	6.53%

Consumer Staples
Altria Group Inc	35,556	$939,034	0.75%
Other		$2,331,878	1.83%
Total Consumer Staples		$3,270,912	2.58%

Energy
Devon Energy Corp	9,032	$711,812	0.57%
Whiting Petroleum Corp *	12,499	$711,318	0.56%
Other		$2,198,269	1.73%
Total Energy		$3,621,399	2.86%

Financials
First Niagara Financial Group Inc	60,571	$799,537	0.63%
Other		$5,064,601	4.00%
Total Financials		$5,864,138	4.63%

Health Care
Express Scripts Inc *	13,288	$717,286	0.54%
United Therapeutics Corp *	17,148	$944,855	0.75%
Other		$4,375,571	3.47%
Total Health Care		$6,037,712	4.76%

Industrials
Deere & Co	11,274	$929,541	0.72%
Equifax Inc	25,512	$885,777	0.70%
Manpower Inc	17,323	$929,379	0.73%
Other		$5,785,185	4.58%
Total Industrials		$8,529,882	6.73%

Information Technology
VeriSign Inc *	27,620	$924,165	0.74%
Other		$6,881,479	5.42%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value

Total Information Technology		$7,805,644	6.16%

Materials
Silgan Holdings Inc	22,192	$909,206	0.72%
Other		$2,484,956	1.96%
Total Materials		$3,394,162	2.68%

Telecommunication Services
		$169,907	0.13%
Utilities
PG&E Corp	19,919	$837,196	0.66%
Other		$1,095,875	0.86%
Total Utilities		$1,933,071	1.52%

Total Common Stocks (United States)		$48,908,796	38.58%
(cost - $48,046,482)

Common Stocks (Non-United States)
Bermuda
Financials
PartnerRe Ltd	11,102	$764,373	0.60%
Other		$911,376	0.72%
Total Financials		$1,675,749	1.32%

Brazil
Industrials
		$300,413	0.23%
Utilities
		$73,124	0.06%
Total Brazil		$373,537	0.29%

Canada
Consumer Discretionary
		$235,316	0.19%
Energy
		$115,462	0.09%
Financials
		$109,342	0.09%
Health Care
		$7,851	0.01%
Information Technology
		$214,181	0.17%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
Materials
		$703,611	0.54%
Total Canada		$1,385,763	1.09%

Great Britain
Consumer Staples
		$30,096	0.02%
Hong Kong
Telecommunication Services
		$53,142	0.04%
India
Industrials
Tata Motors Ltd Adr	42,236	$950,732	0.75%

Ireland
Health Care
		$137,654	0.11%
Industrials
		$782,291	0.62%
Total Ireland		$919,945	0.73%

Israel
Information Technology
		$19,053	0.02%
Japan
Consumer Discretionary
Nissan Motor	66,700	$695,402	0.55%
Suzuki Motor	31,200	$697,317	0.55%
Yamaha Motor*	36,500	$666,246	0.51%
Other		$2,874,083	2.28%
Total Consumer Discretionary		$4,933,048	3.89%

Consumer Staples
		$797,229	0.62%
Energy
		$31,879	0.03%
Financials
		$1,148,623	0.91%
Health Care
Takeda Pharmaceutical	15,300	$703,799	0.55%
Other		$482,868	0.39%
Total Health Care		$1,186,667	0.94%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
Industrials
Marubeni	107,000	$704,845	0.54%
Other		$4,927,459	3.90%
Total Industrials		$5,632,304	4.44%

Information Technology
		$4,371,913	3.45%
Materials
Nitto Denko	13,800	$694,605	0.58%
Other		$2,763,339	2.15%
Total Materials		$3,457,944	2.73%

Telecommunication Services
NTT Docomo Inc	402	$711,804	0.56%
Other		$670,497	0.53%
Total Telecommunication Services		$1,382,301	1.09%

Utilities
		$647,933	0.51%
Total Japan		$23,589,841	18.61%

Netherlands
Consumer Staples
		$157,483	0.12%
Industrials
		$4,986	0.00%
Information Technology
		$237,241	0.20%
Total Netherlands		$399,710	0.32%

People's Republic Of China
Consumer Discretionary
		$178,825	0.14%
Information Technology
		$66,001	0.05%
Total People's Republic Of China		$244,826	0.19%

Peru
Materials
		$149,565	0.12%
Singapore

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value

Information Technology		$87,132	0.07%

South Africa
Materials		$488,094	0.38%

South Korea
Information Technology		$209,064	0.16%

Switzerland
Industrials		$107,910	0.09%

Total Common Stocks (Non-United States)		$30,684,159	24.20%
(cost - $30,086,889)

United States Government Securities**

Maturity Face Value	Maturity Rate	Description
$12,000,000	09/08/2011	U.S. Treasury Bills
(cost, including accrued interest, - $11,999,887)	$11,999,887	9.47%
Total investment securities
	$91,592,842	72.25%
(cost - $90,133,258)

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS

Description
Purchased options on forward currency contracts	$325,852	0.26%
(premiums paid - $249,972)

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS

Description
Written options on forward currency contracts	$(126,267)	(0.10)%
(premiums received - $125,997)

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
FUTURES CONTRACTS PURCHASED

Description
Agricultural		$(230,015)	(0.18)%
Energy		$65,135	0.05%
Long-term interest rates		$(2,032,755)	(1.60)%
Metals		$(2,822)	0.00%
Short-term interest rates		$(637,780)	(0.50)%
Stock indices		$1,116,909	0.87%
Net unrealized loss on futures contracts purchased		$(1,721,328)	(1.36)%

FUTURES CONTRACTS SOLD

Description
Agricultural		$311,959	0.25%
Energy		$(147,310)	(0.12)%
Metals		$(664,083)	(0.52)%
Short-term interest rates		$(12,066)	(0.01)%
Stock indices		$(299,419)	(0.24)%
Net unrealized loss on futures contracts sold		$(810,919)	(0.64)%

Net unrealized loss on futures contracts		$(2,532,247)	(2.00)%

LONG FORWARD CURRENCY CONTRACTS

Description
Euro, Maturity Date 9/21/11		$1,440,585	1.14%
Other long forward currency contracts		$3,253,007	2.56%
Total long forward currency contracts		$4,693,592	3.70%

SHORT FORWARD CURRENCY CONTRACTS

Description
Euro, Maturity Date 9/21/11		$(1,676,063)	(1.32)%
Other short forward currency contracts		$(3,219,366)	(2.54)%
Total short forward currency contracts		$(4,895,429)	(3.86)%

Net unrealized loss on forward currency contracts		$(201,837)	(0.16)%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
INVESTMENT SECURITIES SOLD SHORT

Common Stocks (United States)
Consumer Discretionary
Harley Davidson Inc	16,883	$691,697	0.55%
Johnson Controls Inc	16,605	$691,764	0.55%
Lifetime Fitness ***	17,550	$700,421	0.55%
O Reilly Automotive Inc ***	10,497	$687,658	0.54%
Starbucks Corp	18,144	$716,507	0.57%
Other		$7,008,795	5.52%
Total Consumer Discretionary		$10,496,842	8.28%

Consumer Staples
Hansen Naturals Corp ***	8,746	$707,989	0.56%
Other		$1,453,390	1.14%
Total Consumer Staples		$2,161,379	1.70%

Energy
Barrett Bill Corp ***	15,443	$715,783	0.56%
Cabot Oil & Gas Corp	10,672	$707,660	0.56%
Other		$1,756,290	1.39%
Total Energy		$3,179,733	2.51%

Financials
Cash America International Inc	12,324	$713,190	0.59%
Other		$4,473,911	3.50%
Total Financials		$5,187,101	4.09%

Health Care
Acorda Therapeutics Inc ***	21,270	$687,234	0.54%
Affymetrix Inc ***	86,777	$688,142	0.54%
Forest Laboratories Inc. ***	17,764	$698,836	0.55%
Other		$2,770,139	2.19%
Total Health Care		$4,844,351	3.82%

Industrials
BE Aerospace Inc ***	17,548	$716,134	0.56%
Clarcor Inc	14,468	$684,047	0.54%
Goodrich Corp	7,020	$670,410	0.53%
L-3 Communications Holdings Inc	8,177	$715,079	0.56%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
Northrop Grumman Corp	10,287	$713,403	0.56%
Precision Castparts Corp	4,162	$685,273	0.54%
Robbins & Myers Inc	13,571	$717,227	0.57%
Shaw Group Inc ***	22,087	$667,248	0.53%
Simpson Manufacturing Inc	23,712	$708,277	0.56%
Other		$3,984,871	3.14%
Total Industrials		$10,261,969	8.09%

Information Technology
Microsoft Corp	26,839	$697,814	0.55%
Other		$4,615,015	3.64%
Total Information Technology		$5,312,829	4.19%

Materials
Ecolab Inc	12,245	$690,373	0.54%
HB Fuller Co	29,422	$718,485	0.57%
Other		$3,088,859	2.44%
Total Materials		$4,497,717	3.55%

Telecommunication Services
		$42,748	0.03%
Utilities
Exelon Corp	16,223	$694,993	0.56%
Other		$790,075	0.62%
Total Utilities		$1,485,068	1.18%

Total Common Stocks (United States)		$47,469,737	37.44%
(proceeds - $45,664,616)

Common Stocks (Non-United States)
Bermuda
Energy
		$213,653	0.16%
Financials
		$102,554	0.09%
Information Technology
		$22,664	0.02%
Total Bermuda		$338,871	0.27%

Brazil
Financials
		$918,559	0.72%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
Materials
		$21,250	0.02%
Telecommunication Services
		$97,109	0.08%
Total Brazil		$1,036,918	0.82%

Canada
Consumer Discretionary
		$161,904	0.13%
Energy
		$118,016	0.10%
Financials
		$301,123	0.24%
Industrials
		$136,045	0.11%
Materials
Kinross Gold Corp	43,732	$690,966	0.53%
Other		$377,534	0.30%

Total Materials		$1,068,500	0.83%

Telecommunication Services
		$53,194	0.04%
Total Canada		$1,838,782	1.45%

Columbia
Financials		$43,308	0.03%

Germany
Industrials
		$247,279	0.20%
Great Britain
Telecommunication Services
		$55,684	0.04%
Greece
Industrials
		$156,520	0.12%
India
Financials
		$332,724	0.27%
Ireland
Industrials
		$120,382	0.09%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
Japan
Consumer Discretionary
		$5,090,901	3.99%
Consumer Staples
		$1,345,536	1.04%
Energy
		$88,102	0.07%
Financials
		$2,061,516	1.65%
Health Care
		$947,652	0.75%
Industrials
		$5,448,901	4.32%
Information Technology
		$4,362,475	3.44%
Materials
		$3,854,519	3.04%
Utilities
		$376,416	0.30%
Total Japan		$23,576,018	18.60%

Jersey
Materials
		$374,107	0.30%
Luxembourg
Materials
		$48,902	0.04%
Mexico
Consumer Discretionary
Grupo Televisa S.A. Adr	28,642	$704,593	0.56%

Consumer Staples
		$620,656	0.49%
Telecommunication Services
		$55,389	0.04%
Total Mexico		$1,380,638	1.09%

Netherlands
Energy
		$510,853	0.41%
Information Technology
		$120,231	0.09%

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value
Total Netherlands		$631,084	0.50%

Panama
Industrials
		$503,887	0.40%
People's Republic Of China
Energy
		$599,815	0.45%
Financials
		$288,490	0.23%
Information Technology
		$95,902	0.08%
Total People's Republic Of China		$984,207	0.76%

Puerto Rico
Financials
		$21,887	0.02%
South Africa
Information Technology
		$15,746	0.01%
Materials
		$3,768	0.01%
Total South Africa		$19,514	0.02%

South Korea
Materials
		$162,713	0.13%
Sweden
Information Technology
		$15,387	0.01%
Taiwan, Republic Of China
Information Technology
		$105,795	0.08%
Telecommunication Services
		$202,740	0.16%
Total Taiwan, Republic Of China		$308,535	0.24%

Total Common Stocks (Non-United States)		$32,197,347	25.40%
(proceeds - $31,204,168)

Total investment securities sold short		$79,667,084	62.84%
(proceeds - $76,868,784)

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
CONDENSED SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

	Shares	Value ($)	% of Net Asset Value

* Non-income producing security.
** Pledged as collateral for the trading of options on forwards.
*** Security did not pay a dividend during the previous twelve months.
Adr American Depository Receipt

See Accompanying Notes to Financial Statements.

THE CAMPBELL MULTI-STRATEGY TRUST
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2011 (Unaudited)

ASSETS
Investment in securities, at value (cost $90,133,258)	$91,592,842
Options purchased, at fair value (premiums paid - $249,972)	325,852
Cash deposits with custodian*	40,514,625
Cash deposits with securities broker**	61,997,160
Restricted cash deposits with futures broker	15,928,831
Cash deposits with forwards broker	404,551
Cash	1,077,252
Receivable for securities sold	54,665,861
Dividends receivable	114,143
Interest receivable	21,324
Prepaid expenses	8,392
Total assets	266,650,833

LIABILITIES
Securities sold short at value (proceeds - $76,868,784)	$79,667,084
Options written at fair value (premiums received - $125,997)	126,267
Net unrealized loss on open futures contracts	2,532,247
Net unrealized loss on open forward currency contracts	201,837
Payable for securities purchased	54,225,503
Accounts payable	128,035
Accrued commissions and other trading fees on open futures, forward currency and options on forward currency contracts	21,257
Securities brokerage fees payable	44,241
Dividends payable	77,014
Redemptions payable	2,388,076
Trading management fee payable	214,436
Sales fee payable	164,436
Offering costs payable	80,414
Total liabilities	139,870,847

NET ASSETS	$126,779,986

SHAREHOLDERS' CAPITAL (Net Assets) 101,236.245 shares outstanding at June 30, 2011; unlimited shares authorized	$126,779,986

Total shareholders’ capital (Net Assets) (equivalent to $1,252.32 per share based on 101,236.245 shares outstanding)	$126,779,986

* - including foreign currency valued at $16,535,748 with a cost of $16,519,325 with custodian.
** - including foreign currency valued at $(15,310,232) with a cost of $(15,298,460) with securities broker.

See Accompanying Notes to Financial Statements.

III

THE CAMPBELL MULTI-STRATEGY TRUST
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)

INVESTMENT INCOME
Dividend income (net of foreign withholding taxes of $18,489)	$588,792
Interest income	141,287
Total income	730,079

EXPENSES
Sales fee	1,268,176
Trading management fee	1,289,019
Dividends on securities sold short	600,006
Stock loan fees	266,452
Professional fees	96,624
Offering costs	483,384
Custodian fees	348,159
Trustees’ fees	40,000
Total expenses	4,391,820
Net investment loss	(3,661,741)

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from investments:
Investment securities trading and foreign currency, net	1,039,963
Gain on securities sold short and foreign currency	2,960,295
Loss from option contracts purchased	(3,310,380)
Gain from option contracts written	1,341,746
Futures trading, net	(1,279,409)
Forwards trading, net	5,397,272
Total net realized gain from investments	6,149,487

Net change in unrealized appreciation (depreciation) of investments:
Investment securities trading and foreign currency	66,341
Gain on investment securities sold short and foreign currency	69,030
Loss from option contracts purchased	(77,689)
Gain from option contracts written	170,256
Futures trading, net	(4,233,451)
Forwards trading, net	(2,189,197)
Net change in unrealized appreciation (depreciation) of investments	(6,194,710)
Net realized and unrealized loss from investments	(45,223)
Net decrease in net assets from operations	$(3,706,964)

See Accompanying Notes to Financial Statements.

IV

THE CAMPBELL MULTI-STRATEGY TRUST
STATEMENTS OF CHANGES IN SHAREHOLDERS’ CAPITAL (NET ASSETS)
FOR THE SIX MONTHS ENDED JUNE 30, 2011
AND THE YEAR ENDED DECEMBER 31, 2010 (Unaudited)

	Total Number of Shares	Shareholder's Capital (Net assets)

Balances at January 1, 2010	143,316.304	$157,116,128

Increase (decrease) in net assets from operations:
Net investment loss		(7,760,325)
Net realized gain from investments		22,183,088
Net change in unrealized appreciation of investments		4,916,631
Increase in net assets from operations		19,339,394

Capital transactions:
Shareholder subscriptions	1,240.328	1,366,582
Shareholder redemptions	(46,930.223)	(52,169,464)
Total capital transactions	(45,689.895)	(50,802,882)

Balances at December 31, 2010	97,626.409	125,652,640

Increase (decrease) in net assets from operations:
Net investment loss		(3,661,741)
Net realized gain from investments		6,149,487
Net change in unrealized (depreciation) of investments		(6,194,710)
Decrease in net assets from operations		(3,706,964)

Capital transactions:
Shareholder subscriptions	7,125.817	9,252,728
Shareholder redemptions	(3,515.981)	(4,418,418)
Total capital transactions	3,609.836	4,834,310

Balances at June 30, 2011	101,236.245	$126,779,986

See Accompanying Notes to Financial Statements.

V

THE CAMPBELL MULTI-STRATEGY TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)

The following information presents per share operating performance data and other supplemental financial data for the period ended June 30, 2011 and for the years ended December 31, 2010, 2009, 2008, 2007 and 2006. This information has been derived from information presented in the financial statements.

Per Share Performance
(for a share outstanding throughout the entire period)
	For the Period Ended June 30, 2011	For the Year Ended December 31, 2010	For the Year Ended December 31, 2009	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007	For the Year Ended December 31, 2006

Net asset value per share, beginning of period	$1,287.08	$1,096.29	$1,110.00	$1,060.55	$1,321.50	$1,332.76
Income (loss) from operations:
Net realized and unrealized gain (loss) on investment transactions (1)	2.19	256.41	49.51	67.61	(261.47)	(7.27)
Net investment income (loss) (1)	(36.95)	(65.62)	(63.22)	(18.16)	0.52	(3.99)
Total income (loss) from investment operations	(34.76)	190.79	(13.71)	49.45	(260.95)	(11.26)
Net asset value per share at end of period	$1,252.32	$1,287.08	$1,096.29	$1,110.00	$1,060.55	$1,321.50
Total Return	(2.70)%	17.40%	(1.24)%	4.66%	(19.75)%	(0.84)%
Total Return prior to performance fee	(2.70)%	17.40%	(1.24)%	4.66%	(19.24)%	(0.81)%
Supplemental Data
Net Assets at the end of period	$126,779,986	$125,652,640	$157,116,128	$198,228,981	$217,431,950	$291,882,817
Ratios to average net asset value:
Net expenses prior to performance fee (3), (4)	6.82%	7.18%	6.74%	3.74%	5.48%	6.34%
Performance fee (5)	0.00%	0.00%	0.00%	0.00%	0.45%	0.07%
Net expenses (3), (4)	6.82%	7.18%	6.74%	3.74%	5.93%	6.41%
Net investment income (loss) (3), (4)	(5.68)%	(5.94)%	(5.81)%	(1.66)%	0.04%	(0.32)%
Portfolio turnover rate (2), (4)	3,237%	3,219%	3,782%	4,471%	1,000%	724%

Total returns are calculated based on the change in value of a share during the period. An individual shareholder's total returns and ratios may vary from the above total returns and ratios based on the timing of additions and redeptions

See Accompanying Notes to Financial Statements.

VI - 1

THE CAMPBELL MULTI-STRATEGY TRUST
FINANCIAL HIGHLIGHTS (Unaudited)

(1)
Net investment income (loss) per share is calculated by dividing the net investment income (loss) by the average number of shares outstanding during the period. Net realized and unrealized gain (loss) on investment transactions is a balancing amount necessary to reconcile the change in net asset value with the other per share information.

(2)	Applies only to the equities portion of the portfolio.

(3)
Such percentages are after the waived trading management fee. The Advisor voluntarily waived its trading management fee equal to 2.01% of average net assets for the year ended December 31, 2008 and a portion of its trading management fee equal to 0.60% of average net assets for the year ended December 2007.

(4)	Annualized for the period ended June 30, 2011.

(5)	Not annualized.

See Accompanying Notes to Financial Statements.

VI - 2

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

Note 1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A.	General Description of the Trust

The Campbell Multi-Strategy Trust (the Trust) was converted to a statutory trust under the laws of Delaware on June 28, 2005. The Trust is the successor entity to the Campbell Multi-Strategy Fund L.L.C, which began trading on November 6, 2003. As of the date of the conversion, Campbell & Company, Inc. (CCI) was the sole unitholder of Campbell Multi-Strategy Fund L.L.C. Each of CCI's units outstanding in Campbell Multi-Strategy Fund L.L.C. was exchanged for one share of The Campbell Multi-Strategy Trust.

The Trust engages in the speculative trading of securities, futures contracts, forward currency contracts and options of forward currency contracts. The Trust is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end, non-diversified, management investment company and must comply with the applicable provisions of the 1940 Act and the rules and regulations thereunder. The Trust offers its shares continuously in a private placement exempted from the registration requirements of the Securities Act of 1933. The Trust is subject to the requirements of the various exchanges where the Trust executes transactions and the requirements of futures brokers, securities brokers and interbank market makers through which the Trust trades.

B.	Method of Reporting

The Trust's financial statements are presented in accordance with accounting principles generally accepted in the United States of America, which may require the use of certain estimates made by the Trust's management. Actual results may differ from these estimates.

For purposes of both financial reporting and calculations of redemption value, Net Asset Value per share is calculated by dividing Net Assets by the number of outstanding shares.

C.	Cash

Cash includes cash and short-term time deposits held at financial institutions.

D.	Futures, Forward Currency and Options on Forward Currency Contracts

Transactions are accounted for on the trade date. Gains or losses are realized when contracts are liquidated. Net unrealized gains or losses on open contracts (the difference between contract trade price and fair value) are reported in the statement of assets and liabilities. The fair value of futures contracts is determined by the various futures exchanges, and reflects the settlement price for each contract as of the close of the last business day of the reporting period. The fair value of forward currency (non-exchange traded) contracts is extrapolated on a forward basis from the spot prices quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. The fair value of option (non-exchange traded) contracts is calculated by applying an industry-standard adaptation of the Black-Scholes options valuation model to foreign currency options, using as input, the spot prices, interest rates and option implied volatilities quoted as of 3:00 P.M. (E.T.) on the last business day of the reporting period. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations.

When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the option written. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions include other trading fees and are charged to expense when contracts are opened.

E.	Investment Securities

VII - 1

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

Security transactions are accounted for on the trade date. Securities listed or quoted on an exchange and national market issues traded in the over-the-counter market are valued at the last reported sales price on the valuation date. The Trust sells securities not owned at the time of sale (a "short sale"). When the Trust engages in a short sale, an amount equal to the proceeds received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current fair value of the short sale. Realized gainsand losses from security transactions are determined using the identified cost method. Any change in net unrealized gain or loss from the preceding period is reported in the statement of operations. Brokerage commissions are recorded on the accrual basis and are reflected as an adjustment to cost or proceeds at the time of the transaction. Other securities brokerage fees and stock loan feesare recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Interest is recorded on the accrual basis. U.S. Treasury bills securities are stated at cost plus accrued interest, which approximates market value.

The Trust's trading in Japanese securities is completed each day prior to the close of business in the United States (U.S.) markets. These securities are valued based on the last reported sales price of the Japanese exchanges. Events may occur subsequent to the valuation of the Japanese securities that may not be reflected in the net asset value of the Trust which is calculated as of the U.S. close of business. If events occur during such period and are deemed material to the net asset value of the Trust by the Investment Adviser, those securities may be valued at fair value as determined in good faith by the Investment Adviser.

F.	Fair Value

Generally accepted accounting principles establish a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date. An active market for the asset or liability is a market in which transactions for the asset or liability occur with sufficient frequency and volume to provide pricing information on an ongoing basis. The value of the Trust's exchange traded futures contracts and common stocks fall in this category.

Level 2 inputs are inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. This category includes forward currency contracts and options on forward currency contracts that the Trust values using models or other valuation methodologies derived from observable market data. This category also includes U.S. Treasury bills.

Level 3 inputs are unobservable inputs for an asset or liability (including the Trust's own assumptions in determining the fair value of investments). Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available, thereby allowing for situations in which there is little, if any, market activity for the asset or liability at the measurement date. As of and for the period ended June 30, 2011, the Trust did not have any Level 3 assets or liabilities.

In January 2010, the FASB issued Accounting Standards Update No. 2010-06 ("ASU 2010-06") for improving disclosure about fair value measurements. ASU 2010-06 adds new disclosure requirements about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. As of January 1, 2010, the Trust adopted the provisions of ASC 2010-06 except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which were adopted as of January 1, 2011. The adoption of the remaining provisions has not had a material impact on the Trust's financial statement disclosures.

VII - 2

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

The following table sets forth by level within the fair value hierarchy the Trust's investments accounted for at fair value on a reoccurring basis as of June 30, 2011.

	Fair Value at June 30, 2011
Description	Level 1	Level 2	Level 3	Total
Investments
Investment securities	$79,592,955	$11,999,887	$0	$91,592,842
Investment securities sold short	(79,667,084)	0	0	(79,667,084)
Other Financial Instruments
Exchange traded futures contracts	(2,532,247)	0	0	(2,532,247)
Forward currency contracts	0	(201,837)	0	(201,837)
Options purchased	0	325,852	0	325,852
Options written	0	(126,267)	0	(126,267)
Total	$(2,606,376)	$11,997,635	$0	$9,391,259

The gross presentation of the fair value of the Trust's derivatives by instrument type is shown in Note 10. See Condensed Schedule of Investments for additional detail categorization.

G.	Income Taxes

The Trust prepares calendar year U.S. and applicable state information tax returns and reports to the shareholders their allocable shares of the Trust's income, expenses and trading gains or losses. Income taxes have not been provided, as each shareholder is individually liable for the taxes, if any, on their share of the Trust's income and expenses.

Management has continued to evaluate the application of ASC 740, Income Taxes, to the Trust, and has determined that no reserves for uncertain tax positions were required. There are no tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will signifcantly increase or decrease within twelve months. The Trust files federal and state tax returns. The 2007 through 2010 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

H.	Offering Costs

Campbell & Company Investment Adviser LLC (the Adviser) has incurred all costs in connection with the initial and ongoing offering of shares of the Trust (offering costs). The Trust's liability for offering costs is limited to the maximum of total offering costs incurred by the Adviser subject to an annual cap of 0.75% of the Trust's average month-end net assets. Any offering costs that have not been reimbursed within three years of being incurred will not be reimbursed by the Trust. The Trust is only liable for the payment of offering costs on a monthly basis as calculated based on the limitations stated above. At June 30, 2011, the Trust reflects a liability in the statement of assets and liabilities for offering costs payable to the Adviser of $80,414. The amount of monthly reimbursement due to the Adviser is charged directly to expense.

If the Trust terminates prior to completion of payment of the calculated amounts to the Adviser, the Adviser will not be entitled to any additional payments, and the Trust will have no further obligation to the Adviser. At June 30, 2011, the amount of unreimbursed offering costs incurred by the Adviser is $752,869.

I.	Foreign Currency Transactions

VII - 3

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

The Trust's functional currency is the U.S. dollar; however, it transacts business in currencies other than the U.S. dollar. Assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect at the date of the statement of financial condition. Income and expense items denominated in currencies other than the U.S. dollar are translated into U.S. dollars at the rates in effect during the period. Gains and losses resulting from the translation to U.S. dollars are reported in income.

J.	Recently Issuced Accounting Pronouncements

In May 2011, the FASB issued Accounting Standards Update No. 2011-04 ("ASU 2011-04") to achieve common fair value measurement and disclosure requirements in U.S. GAAP and International Finanicial Reporting Standards. ASC 2011-04 explains how to measure fair value. It does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15, 2011. The impact of this guidance on the Trust's financial statements and disclosures, if any, is currently being assessed.

Note 2.	INVESTMENT ADVISER

The Investment Adviser of the Trust is Campbell & Company Investment Adviser LLC (the Adviser). The Adviser manages the Trust pursuant to the Investment Advisory Agreement (the Agreement). In accordance with the Agreement, the Adviser is paid a monthly management fee of 1/12 of 2% of the Trust's month-end Net Assets (as defined in the Agreement) and a quarterly performance fee of 20% of any Aggregate Cumulative Appreciation (as defined). No performance fee was earned during the period ended June 30, 2011.

Note 3.	SALES FEE

Shareholders of the Trust have approved a monthly sales fee equal to 1/12 of 2% of Net Assets (as defined) payable directly to the placement agents.

Note 4.	ADMINISTRATIVE EXPENSES

Operating expenses of the Trust including professional, trustee fees and miscellaneous expenses are limited to 0.5% per year of the average month-end Net Asset Value of the Trust. Any amounts exceeding the limit will be subsequently payable by the Trust as the Trust is able within the aforementioned limit of three years of being incurred. Actual operating expenses were less than 0.5% of average month-end Net Asset Value for the period ended June 30, 2011.

Note 5.	DEPOSITS WITH FUTURES BROKER

The Trust deposits funds with a broker, subject to Commodity Futures Trading Commission regulations and various exchange and broker requirements. Purchases and sales of futures contracts require margin deposits with the futures broker. Additional margin deposits may be necessary for any loss in contract value. Margin requirements are satisfied by the deposit of U.S. Treasury bills and cash with such broker. The Trust earns interest income on its assets deposited with the broker.

The Commodity Exchange Act requires a futures broker to segregate all customer transactions and assets from such futures broker's proprietary activities. A customer's cash and other property (for example, U.S. Treasury bills) deposited with a broker are considered commingled with all other customer funds subject to the commodity broker's segregation requirements. In the event of a futures broker's insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.

Note 6.	DEPOSITS WITH CUSTODIAN

VII - 4

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

The Trust deposits cash and purchased securities with a custodian subject to Securities and Exchange Commission regulations and custodian requirements. Margin requirements on securities sold short with the securities broker are satisfied by the pledge of cash and securities held by the custodian. The Trust earns interest income on its assets deposited with the custodian. The Trust pays stock loan fees on assets borrowed from the security broker.

Assets on deposit with a custodian are subject to credit risk. In the event of a custodian's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits.

Note 7.	SUBSCRIPTIONS, REPURCHASES AND DISTRIBUTIONS

Shares are offered at the Net Asset Value per Share on the last day of each month by subscription agreement, subject to acceptance by the Board of Trustees of the Trust.

The Trust will make offers to repurchase its shares at quarterly intervals pursuant to Rule 23c-3 under the 1940 Act, and the Board of Trustees may place such conditions and limitations on the repurchase offers as may be permitted under that rule. The Trust intends to conduct quarterly repurchase offers for between 5% and 25% of the Trust's outstanding Shares. The deadline by which the Trust must receive repurchase requests submitted by Shareholders in response to each repurchase offer ("Repurchase Request Deadline") will be set as of the end of each quarterly period pursuant to a policy approved by the Board of Trustees. The date on which the repurchase price for shares is to be determined (the "Repurchase Pricing Date") shall occur no later than fourteen days after the Repurchase Request Deadline (or the next business day, if the fourteenth day is not a business day). A Shareholder may request and receive the repurchase of shares owned, subject to these restrictions.

During the six months ended June 30, 2011, the Trust completed two quarterly repurchase offers. In each offer, the Trust offered to repurchase up to 25% of the number of its outstanding shares as of the Repurchase Pricing Date. The results of each repurchase offer were as follows:

	Repurchase March 31, 2011	Repurchase June 30, 2011

Commencement Date	February 16, 2011	May 18, 2011

Percentage of Outstanding Shares Tendered	1.6%	1.9%

Percentage of Outstanding Shares Repurchased	1.6%	1.9%

Amount of Repurchase	$2,030,342	$2,388,076

The Trust is not required to make distributions, but may do so at the sole discretion of the Board of Trustees.

Note 8.	SECURITIES TRANSACTIONS

The aggregate cost of purchases and the proceeds from sales of investment securities (excluding U.S. government obligations) for the period ended June 30, 2011 were $2,782,417,541 and $2,789,866,899, respectively.

The U.S. federal income tax basis of the Trust's investments at June 30, 2011 was as follows:

Investment securities	$91,592,842
Securities sold short	(79,667,084)
Open forward currency contracts	(429,010)
Open futures contracts	(1,168,548)
Option contracts written	(126,267)

VII - 5

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

Option contracts purchased	$325,852

The U.S. federal income tax basis of the Trust's investments are substantially similar to their fair values under generally accepted accounting principles in the United States of America as the Trust has made certain tax elections to mark such securities to market value. Net unrealized appreciation for federal income tax purposes was $(1,136,526) (gross unrealized appreciation was $727,396 and gross unrealized depreciation was $1,863,922).

Note 9.	OPTIONS WRITTEN

Transactions in options written during the period ended June 30, 2011 were as follows:
	Number of Contracts	Premiums Received
Options outstanding at December 31, 2010	77	$88,923
Options written	836	1,378,821
Options expired	(755)	(1,102,030)
Options exercised	(91)	(239,717)
Options outstanding at June 30, 2011	67	$125,997

Note 10.	TRADING ACTIVITIES AND RELATED RISKS

The Trust engages in the speculative trading of U.S. and foreign futures contracts, forward currency contracts and options on forward currency contracts (collectively, "derivatives"). Specifically, the Trust trades a portfolio focused on financial futures, which are instruments designed to hedge or speculate on changes in interest rates, currency exchange rates or stock index values, as well as metals, energy and agricultural values. The Trust is exposed to both market risk, the risk arising from changes in the fair value of the contracts, and credit risk, the risk of failure by another party to perform according to the terms of a contract. The market sensitive instruments held by the Trust are acquired for speculative trading purposes, and all or a substantial amount of the Trust's assets are subject to the risk of trading loss. Unlike an operating company, the risk of market sensitive instruments is integral, not incidental, to the Trust's main line of business.

The Trust also engages in the speculative trading of U.S. and Japanese securities which are typically traded on an exchange or in the over-the-counter market. The Trust sells securities not owned at the time of sale (a "short sale"). Risks arise from short sales due to the possible illiquidity of the securities markets and from potential adverse movements in security values. Theoretically, short sales expose the Trust to potentially unlimited liability as the Trust's ultimate obligation to purchase a security sold short may exceed the amount recorded in the statement of financial condition.

The Trust also trades forward currency contracts and options on forward currency contracts in unregulated markets between principals and assumes the risk of loss from counterparty nonperformance. Accordingly, the risks associated with these contracts are generally greater than those associated with exchange traded contracts because of the greater risk of counterparty default. Additionally, the trading of forward currency contracts typically involves delayed cash settlement.

The Trust has a substantial portion of its assets on deposit with financial institutions in connection with its trading of forward currency and options on forward currency contracts and its cash management activities. In the event of a financial institution's insolvency, recovery of Trust assets on deposit may be limited to account insurance or other protection afforded such deposits. The market value of securities held to satisfy margin and interbank and other market makers at June 30, 2011 was $11,999,887, which equals approximately 9% of Net Asset Value.

VII - 6

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Trust is exposed to a market risk equal to the notional contract value of futures and forward currency contracts purchased and unlimited liability on such contracts sold short. As both a buyer and seller of options, the Trust pays or receives a premium at the outset and then bears the risk of unfavorable changes in the price of the contract underlying the option. Written options expose the Trust to potentially unlimited liability.

The Trust has adopted the provisions of ASC 815, Derivatives and Hedging, ("ASC 815"). ASC 815 provides enhanced disclosures about how and why an entity uses derivative instruments, how derivative instruments are accounted for, and how derivative instruments affect an entity's financial position, financial performance and cash flows. The following tables summarize quantitative information required by ASC 815.

The fair value of the Trust's derivatives by instrument type, as well as the location of those instruments on the Statement of Financial Condition, as of June 30, 2011 is as follows:

Type of Instrument *	Statement of Financial Condition Location	Asset Derivatives at June 30, 2011 Fair Value	Liability Derivatives at June 30, 2011 Fair Value	Net
Agricultural Contracts	Net unrealized loss on open futures contracts	$444,042	$(362,098)	$81,944
Energy Contracts	Net unrealized loss on open futures contracts	174,901	(257,076)	(82,175)
Metal Contracts	Net unrealized loss on open futures contracts	429,181	(1,096,086)	(666,905)
Stock Indices Contracts	Net unrealized loss on open futures contracts	1,117,405	(299,915)	817,490
Short-Term Interest Rate Contracts	Net unrealized loss on open futures contracts	25,705	(675,551)	(649,846)
Long Term Interest Rate Contracts	Net unrealized loss on open futures contracts	169,385	(2,202,140)	(2,032,755)
Forward Currency Contracts	Net unrealized loss on forward currency contracts	7,731,856	(7,933,693)	(201,837)
Purchased Options on Forward Currency Contracts	Options purchased, at fair value	325,852	0	325,852
Written Options on Forward Currency Contracts	Options written, at fair value	0	(126,267)	(126,267)
Totals		$10,418,327	$(12,952,826)	$(2,534,499)

* Derivatives not designated as hedging instruments under ASC 815

The trading revenue of the Trust's derivatives by instrument type, as well as the location of those gains and losses on the Statement of Operations, for the period ended June 30, 2011 is as follows:

Type of Instrument	Trading Revenue for the Period Ended June 30, 2011
Agricultural Contracts	$(1,555,326)
Energy Contracts	$378,291
Metal Contracts	(1,385,140)

VII - 7

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

Stock Indices Contracts	(4,448,830)
Short-Term Interest Rate Contracts	(2,852,822)
Long-Term Interest Rate Contracts	4,599,872
Forward Currency Contracts	3,239,061
Purchased Options on Forward Currency Contracts	(3,388,069)
Written Options on Forward Currency Contracts	1,512,002
Total	$(3,900,961)

Line Item in the Statement of Operations	Trading Revenue for the Period Ended June 30, 2011
Net realized gain (loss) from investments:
Loss from option contracts purchased	$(3,310,380)
Gain from option contracts written	1,341,746
Futures trading, net	(1,030,504)
Forwards trading, net	5,428,258
Net change in unrealized (depreciation):
Gain from option contracts written	170,256
Loss from option contracts purchased	(77,689)
Futures trading	(4,233,451)
Forwards trading	(2,189,197)
Total	$(3,900,961)

For the six months ended June 30, 2011, the monthly average of futures contracts bought and sold was approximately 8,100 and the monthly average of notional value of forward currency and options on forward currency contracts was $1,385,500,000.

Open contracts generally mature within six months; as of June 30, 2011, the latest maturity date for open futures contracts is September 2012, the latest maturity date for open forward currency contracts is September 2011, and the latest expiry date for options on forward currency contracts is July 2011. However, the Trust intends to close all futures and foreign currency contracts prior to maturity.

The Adviser has established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that it will, in fact, succeed in doing so. The Adviser's basic market risk control procedures consist of continuously monitoring open positions, diversification of the portfolio and maintenance of a margin-to-equity ratio for derivatives positions that rarely exceeds 30%. The Adviser's attempt to manage the risk of the Trust's open positions is essentially the same in all market categories traded. The Adviser applies risk management policies to its trading which generally limit the total exposure that may be taken per "risk unit" of assets under management. In addition, the Adviser follows diversification guidelines (often formulated in terms of the balanced volatility between markets and correlated groups), as well as reducing position sizes dynamically in response to trading losses. The Adviser controls the risk of the Trust's non-trading instruments (Treasury Bills held for cash management purposes) by limiting the duration of such instruments to no more than six months.

The Adviser seeks to minimize credit risk primarily by depositing and maintaining the Trust's assets at financial institutions and brokers which the Adviser believes to be credit worthy. The shareholders bears the risk of loss only to the extent of the market value of their respective investments and, in certain specific circumstances, distributions and redemptions received.

VII - 8

THE CAMPBELL MULTI-STRATEGY TRUST
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2011 (Unaudited)

Note 11.	INDEMNIFICATIONS

In the normal course of business, the Trust enters into contracts and agreements that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. The Trust expects the risk of any future obligation under these indemnifications to be remote.

Note 12.	SUBSEQUENT EVENTS

Management of the Trust evaluated subsequent events through the date the financial statements were filed. There are no subsequent events to disclose.

VII - 9

Approval of Investment Advisory Agreement

At a meeting held on June 13, the Board of Trustees of the Campbell Multi-Strategy Trust (the “Trust), including all of the Independent Trustees, considered the extension of the Investment Advisory Agreement between the Trust and Campbell & Company Investment Adviser LLC (“Campbell”) for an additional year.

In considering whether to continue the Trust’s Investment Advisory Agreement, the Trustees reviewed materials provided by Campbell and Trust Counsel, which included, among other things, performance and fee information for the Trust and other competitive funds, information regarding Campbell’s financial condition and the duties of the Trustees. The Trustees also met with investment management personnel from Campbell and considered information and other materials deemed relevant to the Board’s determination that had been provided at or prior to the meeting and throughout the year. The Trustees considered factors relating to both the selection of Campbell as the Trust’s Investment Adviser and the fees payable to Campbell. In particular, the Trustees considered the nature, extent and quality of services provided by Campbell, the investment performance of the Trust and Campbell, whether economies of scale are relevant to the overall fees, and the cost of the services provided and profits realized by Campbell from its relationship with the Trust.

Nature, extent and quality of services provided by Campbell.  First, the Trustees reviewed the services that Campbell provides to the Trust, including making the day-to-day investment decisions for the Trust, and generally managing the Trust’s investments in accordance with the stated policies of the Trust.  The Trustees considered Campbell’s ability to continue to perform the services required of it by the Trust, including Campbell’s financial condition and whether Campbell had the financial and other resources necessary to continue to carry out its functions under the Investment Advisory Agreement.  The Trustees also considered the amount of time Campbell dedicated to the Trust during the previous year.  Additionally, the Trustees considered the services provided by Campbell to other clients that it manages, as well as the robust compliance program of Campbell and Campbell’s commitment to updating such program on a regular basis.

VIII - 1

In addition, the Trustees considered the size, education, background and experience of Campbell’s staff.  They also took into consideration Campbell’s quality of service and longevity in the industry.  Lastly, the Trustees reviewed Campbell’s ability to attract and retain quality and experienced personnel.  In this regard, the Trustees considered and reviewed the changes in staffing at Campbell during the prior year.

The Trustees concluded that the scope of services provided by Campbell to the Trust, including compliance with regulatory and tax reporting requirements and investment restrictions, was consistent with the nature, extent and quality of services expected of a manager of an investment vehicle such as the Trust, and that the level of services provided by Campbell had not diminished since the initial approval of the Investment Advisory Agreement.

Performance. Next, the Trustees reviewed the past investment performance of the Trust.  The Trustees then reviewed Campbell’s performance with respect to the funds and other clients for which it provides investment advisory services.  The Trustees recognized that past performance is not an indicator of future performance, but determined that such information was relevant, and found that Campbell had the necessary expertise to manage the Trust in accordance with its investment objectives and strategies.

Cost of the services provided and profits realized by Campbell. Next, the Trustees considered the cost of the services provided by Campbell.  As part of their analysis, the Trustees gave substantial consideration to the fees payable to Campbell.  The Trustees noted that Campbell’s management fee, which is determined as a percentage of average month-end net assets of the Trust, has been waived from September 1, 2007 through December 31, 2008.  In addition, the Trustees considered that Campbell is also paid a quarterly performance fee determined as a percentage of aggregate cumulative appreciation of the Trust’s assets, including interest income, and as adjusted for subscriptions and repurchases, on a cumulative high water mark basis.

In reviewing the management fee, the Trustees considered the management fees of the Competitive Funds, but noted the differences between the Trust and the Competitive Funds, the fact that Campbell had previously waived its management fee and had not collected a quarterly performance fee.  The Trustees also considered the fees charged by Campbell to the other funds and investment vehicles for which it provides advisory services. It was noted that while the effect of “economies of scale” is a factor to consider, it was not relevant to the Trust at the current asset level and especially considering the reduction in the Trust’s assets.

VIII - 2

The Trustees concluded that, based upon the nature and quality of services provided and the characteristics of the Trust, the management fee and performance fee were reasonable, both on an absolute basis and as compared to those of the Competitive Funds and those charged by Campbell to other funds and clients for which it provides advisory services.

Finally, the Trustees reviewed information related to Campbell’s profitability based upon its relationship with the Trust and related to Campbell’s financial condition.  The Trustees considered the level of Campbell’s profits and whether the profits were reasonable.  In this discussion it was again noted that for the period September 1, 2007 through December 31, 2008, Campbell was not paid a management fee and that the Adviser did not profit from its service to the Trust since September 1, 2007 and would not receive a quarterly performance fee unless the Trust exceeded the high water mark set in June 2007.  The Trustees found that the profits realized by Campbell from its relationship with the Trust during the periods it has received a management fee, and a performance fee when appropriate, were reasonable and consistent with its fiduciary duties and would be appropriate during the next term of the agreement.  The Trustees also found that Campbell had the financial resources necessary to continue to carry out its functions under the Investment Advisory Agreement.

After considering all of these factors, the Trustees, including all of the Independent Trustees, unanimously approved and authorized the extension of the Investment Advisory Agreement between the Trust and Campbell for an additional year.

VIII - 3

Item 2. Code of Ethics

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable for semi-annual reports.

Item 6. Investments

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

INVESTMENT SECURITIES

	Shares	Value ($)	% of Net Asset Value
Common Stocks (United States)

Consumer Discretionary
Abercrombie & Fitch Co Class A	6,549	$438,259	0.35%
Advance Auto Parts Inc	1,712	$100,135	0.08%
American Eagle Outfitters Inc	342	$4,361	0.00%
Ameristar Casinos Inc	1,755	$41,611	0.03%
Apollo Group Inc Class A *	1,755	$76,658	0.06%
Autoliv Inc	2,397	$188,045	0.15%
Autozone Inc *	293	$86,391	0.07%
Bebe Stores Inc	3,418	$20,884	0.02%
Best Buy Inc	1,028	$32,289	0.03%
Big Lots Inc *	1,626	$53,902	0.04%
BJ's Restaurants Inc *	642	$33,615	0.03%
Brinker International Inc	214	$5,234	0.00%
Cabela's Inc *	2,227	$60,463	0.05%
Career Ed Corp *	3,767	$79,672	0.06%
Carmax Inc *	14,939	$494,033	0.39%
Chicos Fas Inc	1,028	$15,656	0.01%
Chipotle Mexican Grill Inc *	672	$207,104	0.16%
Choice Hotels International Inc	9,207	$307,146	0.24%
Cooper Tire & Rubber Co	25,839	$511,354	0.40%
Deckers Outdoor Corp *	1,070	$94,310	0.07%
Dick's Sporting Goods *	1,370	$52,677	0.04%
DineEquity Inc	1,102	$57,602	0.05%
Dreamworks Animation Skg Inc Class A *	19,976	$401,518	0.32%
Gap Inc	557	$10,082	0.01%
Genesco Inc *	1,267	$66,011	0.05%
Genuine Parts Co	5,180	$281,792	0.22%
H&R Block Inc	34,094	$546,868	0.43%
Hasbro Inc	5,222	$229,402	0.18%
JC Penney Co Inc	1,755	$60,618	0.05%
Kohls Corp	6,335	$316,813	0.25%
Lamar Advertising Co Class A *	770	$21,075	0.02%
Leggett & Platt Inc	2,012	$49,053	0.04%
Lennar Corp Class A	2,839	$51,528	0.04%
Mens Wearhouse Inc	1,070	$36,059	0.03%
MGM Resorts International *	6,421	$84,821	0.07%
Mohawk Industries Inc *	257	$15,417	0.01%
Nike Inc Class B	4,154	$373,777	0.29%
Nordstrom Inc	2,825	$132,606	0.10%
Panera Bread Co Class A *	358	$44,986	0.04%
Pinnacle Entertainment *	6,479	$96,537	0.08%

See Accompanying Notes to Financial Statements.

III - 1

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Polaris Industries Inc	85	$9,449	0.01%
Polo Ralph Lauren Corp Class A	171	$22,676	0.02%
PricelineInc *	295	$151,019	0.12%
Regis Corp Minn	452	$6,925	0.01%
Royal Caribbean Cruises Ltd	514	$19,347	0.02%
Service Corp International	2,891	$33,767	0.03%
Sonic Corp *	4,917	$52,268	0.04%
Staples Inc	4,666	$73,723	0.06%
Starwood Hotels & Resorts	428	$23,985	0.02%
Toll Brothers Inc *	4,837	$100,319	0.08%
Tractor Supply Co	2,226	$148,875	0.12%
Walt Disney Company	20,147	$786,539	0.62%
Weight Watchers International Inc	2,525	$190,562	0.15%
Williams-Sonoma Inc	20,983	$765,670	0.58%
WMS Industries Inc *	1,390	$42,701	0.03%
Wynn Resorts Ltd	514	$73,780	0.06%
Total Consumer Discretionary		$8,281,969	6.53%

Consumer Staples
Altria Group Inc	35,556	$939,034	0.75%
Andersons Inc	2,226	$94,049	0.07%
Archer-Daniels Midland Co	2,269	$68,410	0.05%
Constellation Brands Inc Class A *	17,814	$370,887	0.29%
Corn Products International Inc	171	$9,453	0.01%
Dean Foods Co *	1,241	$15,227	0.01%
Fresh Del Monte Produce Inc	1,447	$38,591	0.03%
Hain Celestial Group Inc *	856	$28,556	0.02%
Herbalife Ltd	129	$7,436	0.01%
Kroger Co	7,681	$190,489	0.15%
McCormick & Co Inc	3,373	$167,200	0.13%
Procter & Gamble Co	6,378	$405,449	0.32%
Reynolds American Inc	14,074	$521,442	0.41%
Ruddick Corp	770	$33,526	0.03%
Treehouse Foods Inc *	1,480	$80,823	0.06%
Universal Corp Va	7,252	$273,183	0.22%
Whole Foods Market Inc	428	$27,157	0.02%
Total Consumer Staples		$3,270,912	2.58%

Energy
Arch Coal Inc	13,689	$364,949	0.29%
Chevron Corporation	2,869	$295,048	0.23%
Devon Energy Corp	9,032	$711,812	0.57%
Energen Corp	7,662	$432,903	0.34%
Exxon Mobil Corp	814	$66,243	0.05%
Hess Corp	43	$3,215	0.00%
Lufkin Industries Inc	2,027	$174,423	0.14%
McMoran Exploration Co *	727	$13,435	0.01%
Murphy Oil Corp	3,339	$219,239	0.17%

See Accompanying Notes to Financial Statements.

III - 2

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Peabody Energy Corp	1,028	$60,559	0.05%
Petrohawk Energy Corp *	1,199	$29,579	0.02%
Petroleum Development Corp *	2,744	$82,073	0.06%
Teekay Corp	10,095	$311,734	0.25%
Tesoro Corp	2,167	$49,646	0.04%
Valero Energy Corp	3,724	$95,223	0.08%
Whiting Petroleum Corp *	12,499	$711,318	0.56%
Total Energy		$3,621,399	2.86%

Financials
Aflac Inc	6,355	$296,651	0.23%
Ameriprise Financial Inc	10,255	$591,508	0.47%
Astoria Financial Corp	49,781	$636,699	0.51%
Bank New York Mellon Corp	1,390	$35,612	0.03%
Cincinnati Financial Corp	3,377	$98,541	0.08%
Corelogic	12,299	$205,516	0.16%
Delphi Financial Group Inc Class A	253	$7,390	0.01%
Eaton Vance Corp	2,377	$71,857	0.06%
First Niagara Financial Group Inc	60,571	$799,537	0.63%
FNB Corp Pa	13,657	$141,350	0.11%
Fulton Financial Corp	10,402	$111,405	0.09%
Gallagher Arthur J & Co	1,876	$53,541	0.04%
Hudson City Bancorp Inc	41,353	$338,681	0.27%
Janus Capital Group Inc	3,241	$30,595	0.02%
JP Morgan Chase & Co	6,408	$262,344	0.21%
Leucadia National Corp	5,473	$186,629	0.15%
Markel Corp *	938	$372,208	0.29%
Nasdaq OMX Group *	685	$17,331	0.01%
New York Community Bancorp	40,578	$608,264	0.48%
Old National Bancorpevansvil	2,390	$25,812	0.02%
Piper Jaffray Companies *	428	$12,331	0.01%
Raymond James Financial Inc	5,066	$162,872	0.13%
Stifel Financial Corp *	2,279	$81,725	0.06%
Susquehanna Bancshares Inc	6,702	$53,616	0.04%
The Hanover Insurance Group	9,821	$370,350	0.29%
Torchmark Corp	4,549	$291,773	0.23%
Total Financials		$5,864,138	4.63%

Health Care
Alexion Pharmaceuticals Inc *	11,181	$525,842	0.41%
Bio-Rad Laboratories Inc Class A *	866	$103,366	0.08%
Biomarin Pharmaceutical Inc *	428	$11,646	0.01%
Bristol Myers Squibb Co	3,339	$96,697	0.08%
Bruker Corp *	428	$8,714	0.01%
Catalyst Health Solutions Inc *	249	$13,899	0.01%
Centene Corp *	214	$7,603	0.01%
Cepheid Inc *	1,028	$35,610	0.03%
Chemed Corp	2,874	$188,304	0.15%

See Accompanying Notes to Financial Statements.

III - 3

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Cooper Companies Inc	783	$62,045	0.05%
Davita Inc *	1,871	$162,047	0.13%
Dentsply International Inc	2,259	$86,023	0.07%
Endo Pharmaceuticals Holdings Inc *	2,226	$89,418	0.07%
Express Scripts Inc *	13,288	$717,286	0.54%
Gen-Probe Inc *	7,348	$508,114	0.40%
Haemonetics Corp *	300	$19,311	0.02%
Health Net Inc *	917	$29,427	0.02%
Healthspring Inc *	1,070	$49,338	0.04%
HMS Holdings Corp *	393	$30,210	0.02%
Hologic Inc *	15,452	$311,667	0.25%
Human Genome Sciences Inc *	4,941	$121,252	0.10%
Intermune Inc *	3,446	$123,539	0.10%
LHC Group Inc *	312	$7,195	0.01%
Medicines Co *	1,393	$22,998	0.02%
Medtronic Inc	8,736	$336,598	0.27%
Mettler Toledo International *	1,607	$271,053	0.21%
Nektar Therapeutics *	11,276	$81,977	0.06%
Par Pharmaceutical Companies Inc *	1,924	$63,454	0.05%
Perkinelmer Inc	348	$9,365	0.01%
Pharmaceutical Products Development	9,116	$244,673	0.19%
Regeneron Pharmaceuticals Inc *	1,987	$112,683	0.09%
Salix Pharmaceuticals *	323	$12,865	0.01%
St Jude Med Inc	7,395	$352,594	0.28%
Theravance *	167	$3,709	0.00%
United Therapeutics Corp *	17,148	$944,855	0.75%
Universal Health Services Inc Class B	1,841	$94,867	0.07%
VCA Antech Inc *	7,262	$153,954	0.12%
Viropharma Inc *	1,271	$23,514	0.02%
Total Health Care		$6,037,712	4.76%

Industrials
Actuant Corp	8,799	$236,077	0.19%
Acuity Brands Inc	342	$19,077	0.02%
Agco Corp *	2,744	$135,444	0.11%
Alaska Air Group Inc *	666	$45,594	0.04%
Alexander & Baldwin Inc	2,140	$103,062	0.08%
Boeing	8,475	$626,557	0.49%
Brady Corp Class A	12,603	$404,052	0.32%
Briggs & Stratton Corp	1,028	$20,416	0.02%
Caterpillar Inc	985	$104,863	0.08%
Con-Way Inc	79	$3,066	0.00%
Costar Group Inc *	2,192	$129,942	0.10%
Cummins Inc	43	$4,450	0.00%
Danaher Corp	4,152	$220,014	0.17%
Deere & Co	11,274	$929,541	0.72%
Enersys *	2,428	$83,572	0.07%
Equifax Inc	25,512	$885,777	0.70%

See Accompanying Notes to Financial Statements.

III - 4

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Expeditors International Washington Inc	2,176	$111,389	0.09%
Fedex Corp	3,895	$369,441	0.29%
Flowserve Corp	2,717	$298,571	0.24%
FTI Consulting Inc *	1,313	$49,815	0.04%
Gatx Corp	1,199	$44,507	0.04%
Genesee & Wyo Inc Class A *	47	$2,756	0.00%
Geo Group Inc *	3,523	$81,135	0.06%
Heartland Express Inc	2,830	$46,865	0.04%
Hubbell Inc Class B	566	$36,762	0.03%
IHS Inc *	2,568	$214,223	0.17%
Insituform Technologies Inc Class A *	7,527	$157,841	0.12%
Lennox International Inc	9,396	$404,686	0.32%
Lincoln Electric Holdings Inc	4,264	$152,864	0.12%
Manpower Inc	17,323	$929,379	0.73%
Masco Corp	22,540	$271,156	0.21%
Mastec Inc *	2,137	$42,142	0.03%
Navistar International Corp *	2,397	$135,335	0.11%
Orbital Sciences Corp *	1,521	$25,629	0.02%
Parker-Hannifin Corp	214	$19,204	0.02%
Pitney Bowes Inc	14,509	$333,562	0.26%
Tetra Tech Inc *	876	$19,710	0.02%
Timken Co	171	$8,618	0.01%
Tutor Perini Corp *	6,169	$118,321	0.09%
United Continental Holdings Inc *	300	$6,789	0.01%
Universal Forest Products Inc	7,783	$186,481	0.15%
US Airways Group *	21,702	$193,365	0.15%
UTI Worldwide Inc	14,966	$294,681	0.23%
Wesco International Inc *	428	$23,151	0.02%
Total Industrials		$8,529,882	6.73%

Information Technology
Adobe SystemsInc *	6,164	$193,858	0.15%
Anixter International Inc *	1,102	$72,005	0.06%
Autodesk Inc *	15,151	$584,829	0.46%
Automatic Data Processing Inc	1,712	$90,188	0.07%
Avnet Inc *	5,222	$166,477	0.13%
Cognizant Technology Solutions Class A *	1,588	$116,464	0.09%
Corning Inc	28,181	$511,485	0.40%
Dolby Laboratories Inc Class A *	428	$18,173	0.01%
EMC Corp *	3,125	$86,094	0.07%
Factset Research Systems Inc	4,957	$507,200	0.40%
Fairchild Semiconductor International *	300	$5,013	0.00%
Fei Co *	171	$6,530	0.01%
Finisar Corp *	2,097	$37,809	0.03%
Formfactor Inc *	944	$8,553	0.01%
Harris Corp	5,943	$267,792	0.21%
Henry Jack & Associates Inc	9,617	$288,606	0.23%
International Rectifier Corp *	18,001	$503,488	0.40%

See Accompanying Notes to Financial Statements.

III - 5

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Intuit *	3,957	$205,210	0.16%
JDS Uniphase Corp *	5,596	$93,229	0.07%
Juniper Networks Inc *	985	$31,028	0.02%
Lam Research Corp *	1,533	$67,881	0.05%
Maxim Integrated Products Inc	19,453	$497,219	0.39%
Omnivision Technologies Inc *	2,226	$77,487	0.06%
Paychex Inc	942	$28,938	0.02%
Sapient Corporation *	6,091	$91,548	0.07%
Skyworks Solutions Inc *	16,480	$378,710	0.30%
Take-Two Interactive Software *	2,183	$33,356	0.03%
Texas Instruments Inc	1,771	$58,142	0.05%
Trimble Navigation Ltd *	8,936	$354,223	0.28%
Triquint Semiconductor Inc *	56,081	$571,465	0.45%
Verifone Systems Inc *	2,440	$108,214	0.09%
VeriSign Inc *	27,620	$924,165	0.74%
Vishay Intertechnlgyinc *	25,981	$390,754	0.31%
Wright Express Corp *	927	$48,269	0.04%
Yahoo Inc *	24,485	$368,254	0.29%
Zebra Technologies Corp Class A *	308	$12,988	0.01%
Total Information Technology		$7,805,644	6.16%

Materials
Alcoa Inc	727	$11,530	0.01%
Allegheny Technologies Inc	428	$27,165	0.02%
Ashland Inc	1,841	$118,965	0.09%
Cabot Corp	6,897	$274,983	0.22%
Compass Minerals International Inc	4,340	$373,544	0.29%
Eastman Chemical Co	2,273	$232,005	0.18%
Monsanto Co	5,344	$387,654	0.31%
Newmarket Corp	129	$22,022	0.02%
Packaging Corp Amer	257	$7,193	0.01%
Schulman A Inc	1,196	$30,127	0.02%
Sealed Air Corp	942	$22,410	0.02%
Silgan Holdings Inc	22,192	$909,206	0.72%
The Scotts Miracle-Gro Co Class A	7,320	$375,589	0.30%
Valspar Corp	16,688	$601,769	0.47%
Total Materials		$3,394,162	2.68%

Telecommunication Services
American Tower *	2,611	$136,634	0.10%
Frontier Communications Co	4,123	$33,273	0.03%
Total Telecommunication Services		$169,907	0.13%

Utilities
Atmos Energy Corp	3,121	$103,773	0.08%
Avista Corp	947	$24,328	0.02%
Cleco Corp	2,436	$84,895	0.07%
CMS Energy Corp	2,868	$56,471	0.04%

See Accompanying Notes to Financial Statements.

III - 6

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

FirstEnergy Corp	1,162	$51,302	0.04%
New Jersey Resources Corp	1,081	$48,223	0.04%
NRG Energy Inc *	4,837	$118,893	0.09%
OGE Energy Corp	3,781	$190,260	0.15%
Pepco Holdings Inc	1,113	$21,848	0.02%
PG&E Corp	19,919	$837,196	0.66%
Scana Corp	3,917	$154,212	0.12%
South Jersey Industries Inc	1,005	$54,582	0.04%
Southwest Gas Corp	1,192	$46,023	0.04%
UGI Corp	741	$23,630	0.02%
Westar Energy Inc	4,364	$117,435	0.09%
Total Utilities		$1,933,071	1.52%

Total Common Stocks (United States)
(cost - $48,046,482)		$48,908,796	38.58%

	Shares	Value ($)	% of Net Asset Value
Common Stocks (Non-United States)

Bermuda
Financials
Arch Capital Group Ltd *	9,204	$293,792	0.23%
Axis Capital Holdings	13,534	$419,013	0.33%
Everest Reinsurance Group Ltd	2,429	$198,571	0.16%
PartnerRe Ltd	11,102	$764,373	0.60%
Total Financials		$1,675,749	1.32%

Brazil
Industrials Embraer S A Adr	9,760	$300,413	0.23%
Total Industrials		$300,413	0.23%

Utilities
Centrais Eletricas Brasileiras Adr	171	$2,309	0.00%
Cia Saneamento Basico Do Estad Adr *	748	$44,633	0.04%
Companhia Paranaense De Energi Adr	964	$26,182	0.02%
Total Utilities		$73,124	0.06%

Total Brazil		$373,537	0.29%

Canada
Consumer Discretionary
Thomson Reuters Corp	1,284	$48,227	0.04%
Tim Hortons Inc	3,833	$187,089	0.15%
Total Consumer Discretionary		$235,316	0.19%

See Accompanying Notes to Financial Statements.

III - 7

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Energy
Suncor Energy Inc	2,953	$115,462	0.09%
Total Energy		$115,462	0.09%

Financials
Canadian Imperial Bank of Commerce	1,199	$94,685	0.07%
Royal Bank of Commerce	257	$14,657	0.02%
Total Financials		$109,342	0.09%

Health Care
Nordion Inc	717	$7,851	0.01%
Total Health Care		$7,851	0.01%

Information Technology
Celestica Inc *	17,402	$152,442	0.12%
Research In Motion *	2,140	$61,739	0.05%
Total Information Technology		$214,181	0.17%

Materials
Agrium	2,696	$236,601	0.19%
Silver Standard Resoruces *	2,140	$57,117	0.05%
Silver Wheaton Corp	12,421	$409,893	0.30%
Total Materials		$703,611	0.54%

Total Canada		$1,385,763	1.09%

Great Britain
Consumer Staples
British American Tobacco Plc Adr	342	$30,096	0.02%
Total Consumer Staples		$30,096	0.02%

Hong Kong
Telecommunication Services
China Mobile Ltd Adr	1,136	$53,142	0.04%
Total Telecommunication Services		$53,142	0.04%

India
Industrials
Tata Motors Ltd Adr	42,236	$950,732	0.75%
Total Industrials		$950,732	0.75%

Ireland
Health Care
ICON plc Adr *	1,732	$40,806	0.03%
Shire Limited Plc Adr	1,028	$96,848	0.08%

See Accompanying Notes to Financial Statements.

III - 8

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Total Health Care		$137,654	0.11%

Industrials
Cooper Industries Ltd	9,309	$555,468	0.44%
Ingersoll-Rand Company Ltd	4,995	$226,823	0.18%
Total Industrials		$782,291	0.62%

Total Ireland		$919,945	0.73%

Israel
Information Technology
Nice SystemsLtd Adr *	524	$19,053	0.02%
Total Information Technology		$19,053	0.02%

Japan
Consumer Discretionary
Arc Land Sakamoto	400	$6,340	0.01%
Asatsu	4,700	$122,445	0.10%
Avex	400	$5,166	0.00%
Belluna	1,400	$9,101	0.01%
Chiyoda	1,600	$23,596	0.02%
Daihatsu Motor	24,000	$405,344	0.32%
Daiichikosho	900	$14,509	0.01%
Don Quijote	6,000	$207,501	0.16%
Edion	2,100	$19,684	0.02%
Exedy	2,500	$85,128	0.07%
Gunze	2,000	$6,761	0.01%
Heiwa	1,200	$18,440	0.01%
His	900	$22,110	0.02%
Isuzu Motors	24,000	$112,629	0.09%
Japan Wool Textile	2,000	$15,626	0.01%
Kayaba Industries	52,000	$391,476	0.31%
Komeri	600	$16,263	0.01%
Mazda Motor *	46,000	$120,182	0.09%
Nishimatsuya	1,700	$13,977	0.01%
Nissan Motor	66,700	$695,402	0.55%
Nitori Hd	250	$23,619	0.02%
Panahome	1,000	$6,451	0.01%
Parco	3,800	$31,102	0.02%
Pgm Hd	12	$6,248	0.00%
Plenus	300	$4,810	0.00%
Point	1,000	$43,276	0.03%
Riken	2,000	$8,519	0.01%
Roland	100	$982	0.00%
Saint Marc Holdings	200	$7,454	0.01%
Sanrio	1,600	$62,010	0.05%
Sekisui Chemical	10,000	$84,818	0.07%
Sony Corp Adr	2,345	$61,885	0.05%

See Accompanying Notes to Financial Statements.

III - 9

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Studio Alice	1,000	$13,905	0.01%
Sumitomo Fore	3,600	$32,763	0.03%
Suzuki Motor	31,200	$697,317	0.55%
Tachi-S	300	$5,524	0.00%
Takamatsu Construction Group Co Ltd	300	$4,238	0.00%
Takashimaya	6,000	$41,084	0.03%
Toei	1,000	$4,569	0.00%
Token Corp	1,740	$62,847	0.05%
Toyota Boshoku	9,700	$159,863	0.13%
Toyota Industries	10,400	$340,610	0.27%
Toyota Motor	3,600	$147,101	0.12%
Wacoal Holdings	3,000	$37,258	0.03%
Yamada Denki	710	$57,408	0.05%
Yamaha Motor *	36,500	$666,246	0.51%
Yellow Hat	900	$9,461	0.01%
Total Consumer Discretionary		$4,933,048	3.89%

Consumer Staples
Aderans *	700	$7,090	0.01%
Ain Pharmaciez	300	$12,258	0.01%
Cawachi Limided	100	$1,961	0.00%
Coca-Cola West Company Limited	5,200	$99,157	0.08%
Dr Ci:Labo	9	$45,802	0.04%
Dydo Drinco	300	$11,085	0.01%
Fancl	900	$12,203	0.01%
Hokuto	100	$2,184	0.00%
Ito En	1,400	$24,668	0.02%
Izumiya	8,000	$32,095	0.03%
J-Oil Mills	3,000	$8,767	0.01%
Kato Sangyo	300	$5,516	0.00%
Mitsui Sugar	81,000	$334,289	0.24%
Morinaga	4,000	$9,163	0.01%
Npn Flour Mills	5,000	$23,093	0.02%
NPN Meat Packers	3,000	$42,719	0.03%
Tsuruha Holdings	2,600	$123,785	0.10%
Valor	100	$1,394	0.00%
Total Consumer Staples		$797,229	0.62%

Energy
Itochu Enex	100	$557	0.00%
Showa Shell Sekiyu	3,400	$31,322	0.03%
Total Energy		$31,879	0.03%

Financials
Aeon Credit	800	$10,877	0.01%
Aichi Bank	100	$5,479	0.00%
Apamanshop *	17	$482	0.00%
Bank Of Saga	3,000	$7,466	0.01%

See Accompanying Notes to Financial Statements.

III - 10

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Bank Of Yokohama	4,000	$19,861	0.02%
Credit Saison	16,300	$271,865	0.21%
Daibiru	3,200	$24,368	0.02%
Daishi Bank	2,000	$5,993	0.00%
Daito Trust Const	1,600	$134,917	0.11%
Daiwa House Industry	1,000	$12,518	0.01%
Goldcrest	1,340	$27,609	0.02%
Heiwa Real Estat	9,500	$20,468	0.02%
Hitachi Capital	5,600	$75,373	0.06%
Hyakugo Bank	6,000	$24,145	0.02%
IBJ Leasing	400	$9,693	0.01%
Iwaicosmo	100	$446	0.00%
KabuSec	300	$918	0.00%
Marusan Sec	2,200	$8,935	0.01%
Mitsubishi UFJ Lease & Finance	1,380	$52,971	0.04%
Nagoya Bank	3,000	$9,101	0.01%
Ricoh Leasing	1,200	$26,642	0.02%
Sapporo Hokuyo	20,000	$83,208	0.07%
SMFG	2,000	$61,119	0.05%
Sumitomo Mitsui Trust	20,000	$69,093	0.05%
Tochigi Bank	4,000	$15,205	0.01%
Toho Bank	2,000	$4,408	0.00%
Tokyo Tatemono	20,000	$72,312	0.06%
Tokyu Land	19,000	$79,989	0.06%
Yamagata Bank	1,000	$4,742	0.00%
Yamanashi Chuo Bank	2,000	$8,420	0.01%
Total Financials		$1,148,623	0.91%

Health Care
BML	500	$12,587	0.01%
Fukuda Denshi	200	$5,869	0.00%
Hitachi Medical	2,000	$22,288	0.02%
Kaken Pharmaceutical	1,000	$13,955	0.01%
Kyowa Hakko Kirin Co Ltd	1,000	$9,472	0.01%
Miraca	300	$12,091	0.01%
Mochida Pharmaceutical	4,000	$42,694	0.03%
Nihon Kohden	100	$2,473	0.00%
Nipro	2,700	$48,744	0.04%
Rohto Pharmaceutical	1,000	$11,330	0.01%
Santen Pharmaceutical	500	$20,183	0.02%
Ship Helthcare	4,500	$82,577	0.07%
Takeda Pharmaceutical	15,300	$703,799	0.55%
Terumo	3,700	$198,605	0.16%
Total Health Care		$1,186,667	0.94%

Industrials
Aica Kogyo	1,400	$19,051	0.02%
Aichi	6,900	$34,346	0.03%

See Accompanying Notes to Financial Statements.

III - 11

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Asahi Glass	4,000	$46,359	0.04%
Chiyoda Integre	600	$7,749	0.01%
Chudenko	100	$1,170	0.00%
Chugai Ro	13,000	$45,071	0.04%
Dai Nippon Prtg	9,000	$100,630	0.08%
Daifuku	4,000	$25,656	0.02%
Daiseki	500	$10,061	0.01%
Ebara	20,000	$116,888	0.09%
Hankyu Hanshin Holdings	57,000	$224,440	0.18%
Hibiya Engineer	100	$1,005	0.00%
Hino Motors	19,000	$109,867	0.09%
Inaba Denkisangyo	100	$2,652	0.00%
Itochu	1,300	$13,409	0.01%
Jtekt	33,000	$481,755	0.36%
Kawasaki Heavy	107,000	$432,975	0.33%
Kintetsu World Exp	1,900	$61,968	0.05%
Komori	13,000	$115,254	0.09%
Kyowa Exeo	100	$1,008	0.00%
Maeda Road Const	4,000	$38,633	0.03%
Makino Milling	5,000	$46,062	0.04%
Makita	2,700	$124,701	0.10%
Marubeni	107,000	$704,845	0.54%
Mitsubishi	3,600	$89,152	0.07%
Mitsubishi Heavy	31,000	$144,711	0.11%
Mitsui Matsushima	166,000	$351,537	0.28%
Mitsui-Soko	3,000	$11,701	0.01%
Moshi Moshi	4,150	$67,110	0.05%
Nabtesco	3,500	$83,989	0.07%
Nippon Road	3,000	$8,989	0.01%
Nippon Signal	3,600	$27,593	0.02%
Nippon Steel Trading	7,000	$19,589	0.02%
Noritake	3,000	$11,775	0.01%
NSK	29,000	$286,908	0.23%
Okumura	5,000	$18,140	0.01%
Sato	600	$7,630	0.01%
Secom	5,200	$247,570	0.20%
Shima Seiki	300	$7,719	0.01%
Shinmaywa	13,000	$49,256	0.04%
Shinsho	4,000	$9,559	0.01%
Sodick	6,100	$51,286	0.04%
Sumitomo	4,400	$59,331	0.05%
Sumitomo Precision	13,000	$96,098	0.08%
Sumitomo Warehouse	9,000	$40,564	0.03%
Taihei Dengyo	9,000	$67,421	0.05%
Taihei Kogyo	4,000	$17,335	0.01%
Taikisha	600	$11,827	0.01%
Takuma *	82,000	$423,577	0.33%
Thk	2,800	$70,727	0.06%
Toda	4,000	$14,413	0.01%

See Accompanying Notes to Financial Statements.

III - 12

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Toshiba Machine	27,000	$146,098	0.12%
Toyo Tanso	1,400	$70,901	0.06%
Tsubakimoto Chain	19,000	$116,455	0.09%
Tsukishima Kikai	2,000	$17,310	0.01%
Uchida Yoko	1,000	$2,984	0.00%
Ushio	7,700	$150,928	0.12%
Yusen Logistics	3,900	$64,468	0.05%
Yushin Precision	100	$2,098	0.00%
Total Industrials		$5,632,304	4.44%

Information Technology
Arisawa Manufacturing	100	$563	0.00%
Capcom	3,000	$68,758	0.05%
Dainpn Screen Manufacturing	65,000	$548,904	0.43%
Dena	13,800	$590,372	0.46%
Disco	2,600	$163,544	0.13%
Eizo Nanao	500	$9,386	0.01%
Elpida Memory *	41,100	$478,374	0.38%
Faith	721	$88,651	0.07%
Ferrotec	4,500	$100,575	0.08%
Hakuto	400	$3,947	0.00%
Hitachi	15,000	$87,852	0.07%
Hokuriku Electric Industries	11,000	$21,384	0.02%
Icom	400	$10,233	0.01%
Kyocera	3,700	$373,386	0.29%
Melco Holdings	8,300	$211,094	0.17%
Nec Mobiling	800	$26,884	0.02%
Net One Systems	54	$103,171	0.08%
Nichicon	1,600	$26,270	0.02%
Nippon Chemical	12,000	$74,739	0.06%
Nippon Electric Glass	47,000	$597,095	0.47%
NSD	2,100	$17,552	0.01%
Optex	100	$1,251	0.00%
Riso Kagaku	400	$6,587	0.01%
Ryosan	900	$19,090	0.02%
Sansin Electrics	200	$1,587	0.00%
Shimadzu	12,000	$109,063	0.09%
Shinko Shoji	400	$3,150	0.00%
So-Net Entertainment	18	$75,668	0.06%
Sumco *	21,800	$364,948	0.29%
Tokyo Seimitsu	400	$7,692	0.01%
Toyo	1,100	$11,891	0.01%
Wacom	7	$8,121	0.01%
Yahoo Japan	313	$106,967	0.08%
Yamatake	2,400	$53,164	0.04%
Total Information Technology		$4,371,913	3.45%

Materials

See Accompanying Notes to Financial Statements.

III - 13

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Daido Steel	3,000	$19,911	0.02%
Daiken	6,000	$18,648	0.01%
Dainichiseika	4,000	$19,514	0.02%
Denki Kagakukogyo	5,000	$23,898	0.02%
Fujikura Kasei	200	$1,090	0.00%
Godo Steel	1,000	$2,625	0.00%
Hokuetsu Kishu Paper	5,000	$30,398	0.02%
JSR	18,600	$357,440	0.28%
Kaneka	20,000	$130,509	0.10%
Kuraray	4,600	$66,926	0.05%
Lintec	9,200	$257,565	0.20%
Maruichi Steel	3,900	$96,098	0.08%
Mitsubishi Gas Chemical	16,000	$116,294	0.09%
Mitsui Mining and Smelting	75,000	$261,073	0.21%
Nippon Shokubai	22,000	$266,416	0.21%
Nippon Zeon	2,000	$18,573	0.01%
Nitto Denko	13,800	$694,605	0.58%
NOF	3,000	$13,076	0.01%
Okabe	900	$4,692	0.00%
Osaka Titanium Tech	2,100	$152,376	0.12%
Sakai Chemical Industries	3,000	$13,521	0.01%
Sakata Inx	2,000	$9,311	0.01%
Sanyo Chemical Industries	6,000	$47,251	0.04%
Sanyo Sp Steel	10,000	$63,025	0.05%
Sumitomo Osaka Ceme	13,000	$36,218	0.03%
Sumitomo Seika Chemical	10,000	$55,225	0.04%
Taiyo Hd	400	$11,813	0.01%
Takasago International	1,000	$4,829	0.00%
Teijin	9,000	$39,338	0.03%
Tenma	300	$2,990	0.00%
Toagosei	3,000	$15,007	0.01%
Tokuyama	16,000	$80,039	0.06%
Tokyo Rope Manufacturing	40,000	$150,568	0.12%
Tokyo Tekko	2,000	$5,943	0.00%
Toray Industries	3,000	$21,991	0.02%
Tosoh	19,000	$75,754	0.06%
Toyo Ink Sc Holdings	1,000	$4,792	0.00%
Toyo Kohan	1,000	$4,619	0.00%
UBE Industries	85,000	$263,983	0.21%
Total Materials		$3,457,944	2.73%

Telecommunication Services
Kddi	3	$21,434	0.02%
NTT Docomo Inc	402	$711,804	0.56%
Softbank Corp	17,300	$649,063	0.51%
Total Telecommunication Services		$1,382,301	1.09%

Utilities

See Accompanying Notes to Financial Statements.

III - 14

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Chubu Ele	5,700	$110,808	0.09%
Chugoku Ele	28,300	$487,780	0.38%
Hokkaido Ele	2,300	$38,077	0.03%
Shizuokagas	2,000	$11,268	0.01%
Total Utilities		$647,933	0.51%

Total Japan		$23,589,841	18.61%

Netherlands
Consumer Staples
Unilever N V Adr	4,794	$157,483	0.12%
Total Consumer Staples		$157,483	0.12%

Industrials
CNH Global N.V.	129	$4,986	0.00%
Total Industrials		$4,986	0.00%

Information Technology
Vistaprint N.V. *	4,958	$237,241	0.20%
Total Information Technology		$237,241	0.20%

Total Netherlands		$399,710	0.32%

People's Republic of China
Consumer Discretionary
Focus Media Holdings Ltd Adr *	5,750	$178,825	0.14%
Total Consumer Discretionary		$178,825	0.14%

Information Technology
Baidu Adr *	471	$66,001	0.05%
Total Information Technology		$66,001	0.05%

Total People's Republic of China		$244,826	0.19%

Peru
Materials
Compania De Minas Buenaventura Adr	3,938	$149,565	0.12%
Total Materials		$149,565	0.12%

Singapore
Information Technology
Flextronics International Ltd *	13,572	$87,132	0.07%
Total Information Technology		$87,132	0.07%

South Africa
Materials

See Accompanying Notes to Financial Statements.

III - 15

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Gold Fields Ltd Adr	33,454	$488,094	0.38%
Total Materials		$488,094	0.38%

South Korea
Information Technology
LG Display Co Ltd Adr	14,880	$209,064	0.16%
Total Information Technology		$209,064	0.16%

Switzerland
Industrials
Foster Wheeler Ltd *	3,552	$107,910	0.09%
Total Industrials		$107,910	0.09%

Total Common Stocks (Non-United States) (cost - $30,086,889)		$30,684,159	24.20%

See Accompanying Notes to Financial Statements.

III - 16

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
United States Government Securities**

Maturity Face Value	Maturity Date	Description	Value ($)	% of Net Asset Value
$12,000,000	09/08/2011	U.S. Treasury Bills	$11,999,887	9.47%
(cost, including accrued interest, - $11,999,887)

Total investment securities (cost - $90,133,258)	$91,592,842	72.25%

PURCHASED OPTIONS ON FORWARD CURRENCY CONTRACTS
Counterparty	Expiry Date	Market Put/Call	Strike Price	Amount	Currency	Value ($)	% of Net Asset Value
RBS	07/01/2011	AUD Call / USD Put	1.0595	590,000	AUD	$8,076	0.01%
RBS	07/01/2011	USD Call / JPY Put	80.2000	300,000	USD	$1,214	0.00%
RBS	07/05/2011	USD Put / CAD Call	0.9580	270,000	USD	$299	0.00%
RBS	07/05/2011	USD Call / CHF Put	0.8465	400,000	USD	$655	0.00%
RBS	07/05/2011	USD Put / JPY Call	78.0000	360,000	USD	$3	0.00%
RBS	07/05/2011	USD Call / JPY Put	80.2500	770,000	USD	$3,771	0.00%
RBS	07/05/2011	AUD Call / USD Put	1.0495	290,000	AUD	$6,850	0.01%
RBS	07/05/2011	EUR Call / JPY Put	114.0000	240,000	EUR	$8,578	0.01%
RBS	07/06/2011	USD Put/CAD Call	0.9550	230,000	USD	$190	0.00%
RBS	07/06/2011	AUD Call / USD Put	1.0575	790,000	AUD	$13,155	0.01%
RBS	07/06/2011	EUR Call / JPY Put	115.3000	810,000	EUR	$17,414	0.01%
RBS	07/06/2011	GBP Put / USD Call	1.6135	1,050,000	GBP	$10,733	0.01%
RBS	07/06/2011	USD Call / CHF Put	0.8420	1,090,000	USD	$4,480	0.00%
RBS	07/06/2011	USD Put / JPY Call	78.1000	280,000	USD	$11	0.00%
RBS	07/06/2011	USD Call / JPY Put	80.2000	1,490,000	USD	$8,602	0.01%
RBS	07/07/2011	AUD Call / USD Put	1.0505	780,000	AUD	$17,787	0.01%
RBS	07/07/2011	EUR Call / JPY Put	114.5500	370,000	EUR	$11,108	0.01%
RBS	07/07/2011	USD Call / CHF Put	0.8415	710,000	USD	$3,527	0.00%
RBS	07/07/2011	USD Call / JPY Put	80.5500	1,490,000	USD	$5,695	0.00%
RBS	07/08/2011	AUD Call / USD Put	1.0540	800,000	AUD	$16,040	0.01%

See Accompanying Notes to Financial Statements.

III - 17

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

RBS	07/08/2011	EUR Call / JPY Put	114.0000	1,180,000	EUR	$43,253	0.05%
RBS	07/08/2011	USD Call / CHF Put	0.8365	540,000	USD	$4,715	0.00%
RBS	07/08/2011	USD Call / JPY Put	80.2000	1,590,000	USD	$10,579	0.01%
RBS	07/11/2011	AUD Call / USD Put	1.0425	430,000	AUD	$13,128	0.01%
RBS	07/11/2011	EUR Call / JPY Put	114.6000	230,000	EUR	$7,059	0.01%
RBS	07/11/2011	USD Put / CHF Call	0.8060	260,000	USD	$40	0.00%
RBS	07/11/2011	USD Call / CHF Put	0.8325	440,000	USD	$5,495	0.00%
RBS	07/11/2011	USD Call / JPY Put	80.7000	1,380,000	USD	$5,592	0.00%
RBS	07/12/2011	AUD Call / USD Put	1.0445	630,000	AUD	$18,193	0.02%
RBS	07/12/2011	EUR Call / JPY Put	115.2000	430,000	EUR	$10,821	0.01%
RBS	07/12/2011	USD Call / CHF Put	0.8325	710,000	USD	$9,159	0.01%
RBS	07/12/2011	USD Call / JPY Put	80.8500	1,580,000	USD	$5,898	0.00%
RBS	07/13/2011	AUD Call / USD Put	1.0605	480,000	AUD	$7,748	0.01%
RBS	07/13/2011	USD Call / CHF Put	0.8345	650,000	USD	$7,611	0.01%
RBS	07/14/2011	USD Call / JPY Put	81.0500	1,900,000	USD	$6,216	0.00%
RBS	07/14/2011	AUD Call / USD Put	1.0700	430,000	AUD	$4,414	0.00%
RBS	07/14/2011	GBP Put / USD Call	1.6010	250,000	GBP	$2,083	0.00%
RBS	07/14/2011	USD Call / CHF Put	0.8345	1,000,000	USD	$12,103	0.01%
RBS	07/14/2011	USD Call / JPY Put	80.3500	1,870,000	USD	$13,557	0.01%

Purchased options on forward currency contracts
(premiums paid- $249,972)						$325,852	0.26%

WRITTEN OPTIONS ON FORWARD CURRENCY CONTRACTS
Counterparty	Expiry Date	Market Put/Call	Strike Price	Amount	Currency	Value ($)	% of Net Asset Value
RBS	07/01/2011	AUD Call / USD Put	1.0915	320,000	AUD	$(5)	0.00%
RBS	07/01/2011	EUR Call / GBP Put	0.9040	250,000	EUR	$(692)	0.00%
RBS	07/01/2011	EUR Call / JPY Put	118.6500	560,000	EUR	$(17)	0.00%
RBS	07/01/2011	GBP Put / USD Call	1.5725	1,030,000	GBP	$(3)	0.00%
RBS	07/01/2011	USD Call / JPY Put	82.3500	3,070,000	USD	$(1)	0.00%
RBS	07/01/2011	USD Call / CHF Put	0.875	2,110,000	USD	$0	0.00%
RBS	07/05/2011	USD Call / CHF Put	0.8735	3,180,000	USD	$(7)	0.00%
RBS	07/05/2011	USD Call / JPY Put	82.3000	5,420,000	USD	$(394)	0.00%
RBS	07/05/2011	AUD Call / USD Put	1.0820	660,000	AUD	$(1,189)	0.00%
RBS	07/05/2011	EUR Call / GBP Put	0.8990	2,260,000	EUR	$(22,856)	(0.04)%

See Accompanying Notes to Financial Statements.

III - 18

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

RBS	07/05/2011	EUR Call / JPY Put	117.7500	800,000	EUR	$(2,117)	0.00%
RBS	07/05/2011	EUR Call / USD Put	1.4755	270,000	EUR	$(186)	0.00%
RBS	07/06/2011	USD Call / CAD Put	0.9975	2,210,000	USD	$(20)	0.00%
RBS	07/06/2011	AUD Call / USD Put	1.0860	440,000	AUD	$(668)	0.00%
RBS	07/06/2011	EUR Call / GBP Put	0.9110	2,480,000	EUR	$(5,148)	(0.01)%
RBS	07/06/2011	EUR Call / JPY Put	118.7000	1,570,000	EUR	$(1,871)	0.00%
RBS	07/06/2011	GBP Put / USD Call	1.5740	560,000	GBP	$(236)	0.00%
RBS	07/06/2011	USD Call / CHF Put	0.8645	3,340,000	USD	$(330)	0.00%
RBS	07/06/2011	USD Call / JPY Put	81.9500	5,250,000	USD	$(1,491)	0.00%
RBS	07/07/2011	USD Call / CAD Put	0.9995	1,720,000	USD	$(27)	0.00%
RBS	07/07/2011	AUD Call / USD Put	1.0815	420,000	AUD	$(1,255)	0.00%
RBS	07/07/2011	EUR Call / GBP Put	0.9120	790,000	EUR	$(1,759)	0.00%
RBS	07/07/2011	EUR Call / JPY Put	118.2000	660,000	EUR	$(1,797)	0.00%
RBS	07/07/2011	GBP Put / USD Call	1.5570	990,000	GBP	$(161)	0.00%
RBS	07/07/2011	USD Call / CHF Put	0.8690	3,660,000	USD	$(289)	0.00%
RBS	07/07/2011	USD Call / JPY Put	82.4500	3,860,000	USD	$(708)	0.00%
RBS	07/07/2011	EUR Put / USD Call	1.3655	730,000	EUR	$(53)	0.00%
RBS	07/08/2011	USD Call/CAD Put	1.0065	820,000	USD	$(10)	0.00%
RBS	07/08/2011	AUD Call / USD Put	1.0845	430,000	AUD	$(1,135)	0.00%
RBS	07/08/2011	EUR Call / GBP Put	0.9075	910,000	EUR	$(4,448)	(0.01)%
RBS	07/08/2011	EUR Call / JPY Put	117.6000	650,000	EUR	$(3,632)	0.00%
RBS	07/08/2011	EUR Put / USD Call	1.3620	1,980,000	EUR	$(237)	0.00%
RBS	07/08/2011	GBP Put / USD Call	1.5595	1,270,000	GBP	$(418)	0.00%
RBS	07/08/2011	USD Call / CHF Put	0.8635	3,840,000	USD	$(1,363)	0.00%
RBS	07/08/2011	USD Call / JPY Put	82.0000	4,410,000	USD	$(2,383)	0.00%
RBS	07/11/2011	USD Call / CAD Put	1.0165	830,000	USD	$(6)	0.00%
RBS	07/11/2011	AUD Call / USD Put	1.0735	1,360,000	AUD	$(9,921)	(0.01)%
RBS	07/11/2011	EUR Call / GBP Put	0.9105	400,000	EUR	$(1,601)	0.00%
RBS	07/11/2011	EUR Call / JPY Put	118.7000	560,000	EUR	$(1,560)	0.00%
RBS	07/11/2011	EUR Put / USD Call	1.3610	440,000	EUR	$(97)	0.00%
RBS	07/11/2011	USD Call / CHF Put	0.8580	3,850,000	USD	$(4,067)	0.00%
RBS	07/11/2011	USD Call / JPY Put	82.6500	840,000	USD	$(267)	0.00%
RBS	07/11/2011	USD Put / JPY Call	78.8000	870,000	USD	$(564)	0.00%
RBS	07/12/2011	USD Call / CAD Put	1.0165	1,820,000	USD	$(35)	0.00%
RBS	07/12/2011	AUD Call / USD Put	1.0725	1,480,000	AUD	$(12,218)	(0.01)%
RBS	07/12/2011	EUR Call / GBP Put	0.9175	820,000	EUR	$(1,625)	0.00%
RBS	07/12/2011	EUR Call / JPY Put	118.7500	890,000	EUR	$(2,810)	0.00%

See Accompanying Notes to Financial Statements.

III - 19

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

RBS	07/12/2011	EUR Put / USD Call	1.3655	580,000	EUR	$(222)	0.00%
RBS	07/12/2011	GBP Put / USD Call	1.5535	1,370,000	GBP	$(669)	0.00%
RBS	07/12/2011	USD Call / CHF Put	0.8595	3,680,000	USD	$(4,032)	0.00%
RBS	07/12/2011	USD Call / JPY Put	82.7000	3,320,000	USD	$(1,293)	0.00%
RBS	07/13/2011	USD Call / CAD Put	0.9985	1,660,000	USD	$(418)	0.00%
RBS	07/13/2011	AUD Call / USD Put	1.0905	970,000	AUD	$(2,385)	0.00%
RBS	07/13/2011	EUR Call / GBP Put	0.9210	2,160,000	EUR	$(3,302)	0.00%
RBS	07/13/2011	EUR Call / JPY Put	120.5000	230,000	EUR	$(208)	0.00%
RBS	07/13/2011	EUR Put / USD Call	1.3840	730,000	EUR	$(721)	0.00%
RBS	07/13/2011	GBP Put / USD Call	1.5620	1,410,000	GBP	$(1,388)	0.00%
RBS	07/13/2011	USD Call / CHF Put	0.8595	3,840,000	USD	$(5,022)	(0.01)%
RBS	07/13/2011	USD Call / JPY Put	83.0000	5,240,000	USD	$(1,789)	0.00%
RBS	07/14/2011	AUD Call / USD Put	1.1020	910,000	AUD	$(968)	0.00%
RBS	07/14/2011	EUR Call / GBP Put	0.9235	910,000	EUR	$(1,220)	0.00%
RBS	07/14/2011	GBP Put / USD Call	1.5610	1,260,000	GBP	$(1,426)	0.00%
RBS	07/14/2011	USD Call / CAD Put	0.9915	1,650,000	USD	$(1,001)	0.00%
RBS	07/14/2011	USD Call / CHF Put	0.8590	2,920,000	USD	$(4,665)	(0.01)%
RBS	07/14/2011	USD Call / JPY Put	82.4000	4,650,000	USD	$(3,861)	0.00%

Total written options on forward currency contracts
(premiums received- $125,997)						$(126,267)	(0.10)%

FUTURES CONTRACTS PURCHASED

Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agricultural
KC Hard Red Winter Wheat	Sep-11	CBOT	2	$311	0.00%
Soybean Oil	Dec-11	CBOT	33	$(16,266)	(0.01)%
Corn	Sep-11	CBOT	73	$(88,963)	(0.07)%
Lean Hogs	Aug-11	CME	93	$(182,200)	(0.15)%
Cotton	Dec-11	NYCE	6	$(3,220)	0.00%
Sugar #11	Sep-11	NYCSCE	89	$60,323	0.05%
Total agricultural				$(230,015)	(0.18)%

Energy

See Accompanying Notes to Financial Statements.

III - 20

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Heating Oil	Jul-11	NYMEX	3	$277	0.00%
London Gas Oil	Aug-11	IPE	16	$(17,325)	(0.01)%
London Brent Crude	Jul-11	IPE	24	$(74,380)	(0.06)%
NY Gasoline RBOB	Jul-11	NYMEX	26	$156,563	0.12%
Total energy				$65,135	0.05%

Long-term interest rates
10 Year Japanese Government Bond	Sep-11	TSE	89	$(145,405)	(0.11)%
U.S. Bond	Sep-11	CBOT	105	$(293,125)	(0.23)%
Euro-BOBL	Sep-11	EUREX	151	$(168,955)	(0.13)%
Canadian 10-Year Govt Bond	Sep-11	ME	216	$(29,470)	(0.02)%
Long Gilt	Sep-11	LIFFE	227	$(471,159)	(0.38)%
10 Year U.S. Treasury Notes	Sep-11	CBOT	233	$(333,906)	(0.26)%
Euro-Bund	Sep-11	EUREX	250	$(281,906)	(0.22)%
Australian 10 Year 6% Bond	Sep-11	SFE	273	$(85,179)	(0.07)%
Australian 3 Year 6% Treasury Bond	Sep-11	SFE	361	$(9,142)	(0.01)%
5 Year U.S. Treasury Notes	Sep-11	CBOT	451	$(214,508)	(0.17)%
Total long-term interest rates				$(2,032,755)	(1.60)%

Metals
Synthetic Nickel	Sep-11	LME	7	$23,256	0.02%
Synthetic Copper	Sep-11	LME	38	$271,261	0.21%
Synthetic Zinc	Sep-11	LME	43	$60,377	0.05%
Synthetic Aluminum	Sep-11	LME	61	$(187,156)	(0.14)%
Silver	Sep-11	NYMEX	13	$41,730	0.03%
Gold	Aug-11	NYMEX	82	$(212,290)	(0.17)%
Total metals				$(2,822)	(0.00)%

Short-term interest rates
Canadian Bank Bill	Dec-11	ME	42	$(8,353)	(0.01)%
2 Year U.S. Treasury Notes	Sep-11	CBOT	185	$(35,735)	(0.03)%
Euribor	Sep-12	LIFFE	199	$(122,876)	(0.10)%
Australian Bank Bills	Dec-11	SFE	367	$(4,003)	0.00%
Eurodollar	Sep-12	CME	1,322	$(219,350)	(0.16)%
Short Sterling	Sep-12	LIFFE	1,958	$(247,463)	(0.20)%
Total short-term interest rates				$(637,780)	(0.50)%

See Accompanying Notes to Financial Statements.

III - 21

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Stock indices
SIMEX MSCI Taiwan Index	Jul-11	SGX	11	$9,020	0.01%
German Stock Index	Sep-11	EUREX	48	$236,060	0.17%
Osaka Nikkei	Sep-11	OSE	62	$131,610	0.10%
FT-SE Index	Sep-11	LIFFE	77	$215,975	0.17%
CAC 40 Stock Index	Jul-11	EURONXT	79	$148,743	0.12%
Mini SP 500 Index	Sep-11	CME	112	$188,900	0.15%
NASDAQ 100 E-MINI Index	Sep-11	CME	121	$186,601	0.15%
Total stock indices				$1,116,909	0.87%

Net unrealized loss on futures contracts purchased				$(1,721,328)	(1.36)%

FUTURES CONTRACTS SOLD

Sector	Contract	Expiration	Exchange	No. of Contracts	Value ($)	% of Net Asset Value

Agricultural
Wheat	Sep-11	CBOT	78	$252,313	0.20%
Soybeans	Nov-11	CBOT	45	$60,912	0.05%
Soybean Meal	Dec-11	CBOT	28	$61,960	0.05%
Live Cattle	Aug-11	CME	2	$880	0.00%
Coffee	Sept-11	NYCSCE	8	$(64,106)	(0.05)%
Total agricultural				$311,959	0.25%

Energy
Natural Gas	Jul-11	NYMEX	81	$(64,570)	(0.05)%
Crude Oil	Jul-11	NYMEX	24	$(82,740)	(0.07)%
Total energy				$(147,310)	(0.12)%

Metals
Synthetic Zinc	Sep-11	LME	77	$(229,742)	(0.18)%
Synthetic Aluminum	Sep-11	LME	51	$21,303	0.02%
Synthetic Copper	Sep-11	LME	27	$(279,682)	(0.23)%
Synthetic Nickel	Sep-11	LME	23	$(145,674)	(0.11)%

See Accompanying Notes to Financial Statements.

III - 22

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

High Grade Copper	Sep-11	NYMEX	6	$(30,288)	(0.02)%
Total metals				$(664,083)	(0.52)%

Short-term interest rates
Euro-Schatz Future	Sep-11	EUREX	177	$(12,066)	(0.01)%
Total short-term interest rates				$(12,066)	(0.01)%

Stock indices
Hang Seng Index	Jul-11	HKFE	55	$(168,275)	(0.13)%
Amsterdam Exchange Index	Jul-11	EURONXT	35	$(55,623)	(0.04)%
DJ Euro Stoxx 50 - Eurex	Sep-11	EUREX	25	$(8,364)	(0.01)%
SPI200 Index	Sep-11	SFE	9	$(24,758)	(0.02)%
S&P Canada 60 Index	Sep-11	ME	8	$(35,779)	(0.03)%
IBEX35 Stock Index	Jul-11	MEFFM	1	$(6,620)	(0.01)%
Total stock indices				$(299,419)	(0.24)%

Net unrealized loss on futures contracts sold				$(810,919)	(0.64)%

Net unrealized loss on futures contracts				$(2,532,247)	(2.00)%

LONG FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value
RBS	09/21/2011	62,202,758	Australian Dollar	$751,502	0.59%
RBS	09/21/2011	41,457,376	British Pound	$(751,148)	(0.59)%
RBS	09/21/2011	62,770,082	Canadian Dollar	$784,655	0.62%
RBS	09/21/2011	112,055,047	Euro	$1,440,585	1.14%
RBS	09/21/2011	7,379,553,245	Japanese Yen	$(24,686)	(0.02)%
RBS	09/21/2011	94,257,632	Mexican Peso	$(18,692)	(0.01)%
RBS	09/21/2011	78,011,770	New Zealand Dollar	$795,994	0.63%
RBS	09/21/2011	404,522,771	Norwegian Krone	$840,175	0.64%
RBS	09/21/2011	69,114,045	Singapore Dollar	$351,197	0.28%
RBS	09/21/2011	42,756,991	South African Rand	$45,079	0.04%
RBS	09/21/2011	219,299,252	Swedish Krona	$87,374	0.07%

See Accompanying Notes to Financial Statements.

III - 23

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

RBS	09/21/2011	57,692,580	Swiss Franc	$391,557	0.31%

Net unrealized gain on long forward currency contracts				$4,693,592	3.70%

SHORT FORWARD CURRENCY CONTRACTS

Counterparty	Maturity Date	Amount	Currency	Value ($)	% of Net Asset Value

RBS	09/21/2011	51,412,969	Australian Dollar	$(718,199)	(0.57)%
RBS	09/21/2011	64,170,449	British Pound	$745,401	0.59%
RBS	09/21/2011	44,291,140	Canadian Dollar	$(850,769)	(0.67)%
RBS	09/21/2011	101,512,554	Euro	$(1,676,063)	(1.32)%
RBS	09/21/2011	5,555,898,219	Japanese Yen	$(94,302)	(0.08)%
RBS	09/21/2011	77,225,030	Mexican Peso	$(105,371)	(0.08)%
RBS	09/21/2011	57,520,668	New Zealand Dollar	$(890,684)	(0.70)%
RBS	09/21/2011	375,232,419	Norwegian Krone	$(816,347)	(0.64)%
RBS	09/21/2011	22,520,473	Singapore Dollar	$(124,025)	(0.10)%
RBS	09/21/2011	4,734,001	South African Rand	$(8,315)	(0.01)%
RBS	09/21/2011	219,064,930	Swedish Krona	$(246,369)	(0.19)%
RBS	09/21/2011	29,685,069	Swiss Franc	$(110,386)	(0.09)%
Net unrealized loss on short forward currency contracts				$(4,895,429)	(3.86)%

Net unrealized loss on forward currency contracts				$(201,837)	(0.16)%

See Accompanying Notes to Financial Statements.

III - 24

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)
INVESTMENT SECURITIES SOLD SHORT

	Shares	Value ($)	% of Net Asset Value
Common Stocks (United States)
Consumer Discretionary
Amazon Inc ***	85	$17,382	0.01%
American Axle & Manufacturing Holdings Inc	1,529	$17,400	0.01%
Ann Inc ***	3,852	$100,537	0.08%
Bed Bath Beyond Inc ***	5,928	$346,017	0.27%
Bob Evans Farms Inc	8,995	$314,555	0.25%
Borgwarner Inc	1,199	$96,867	0.08%
Cheesecake Factory Inc ***	1,455	$45,643	0.04%
Citi Trends Inc ***	1,915	$28,878	0.02%
Coach Inc	510	$32,604	0.03%
Collective Brands Inc ***	942	$13,838	0.01%
Cracker Barrel Old Country Store Inc	229	$11,292	0.01%
D.R. Horton Inc	6,078	$70,019	0.06%
Devry Inc	3,608	$213,341	0.17%
Dollar Tree Inc ***	9,518	$634,089	0.50%
Dominos Pizza ***	5,424	$136,902	0.11%
Ford Motor Company ***	2,269	$31,290	0.02%
Fossil Inc ***	214	$25,192	0.02%
Guess Inc	1,015	$42,691	0.03%
Harley Davidson Inc	16,883	$691,697	0.55%
Interpublic Group Of Companies Inc	17,175	$214,688	0.17%
Jack In The Box ***	1,113	$25,354	0.02%
John Wiley & Sons Inc Class A	352	$18,308	0.01%
Johnson Controls Inc	16,605	$691,764	0.55%
Kirklands Inc ***	2,729	$32,803	0.03%
La Z Boy Inc	6,713	$66,257	0.05%
Liberty Media Corp C Inter A ***	19,220	$322,319	0.25%
Lifetime Fitness ***	17,550	$700,421	0.55%
Lincoln Educational Services C	21,200	$363,580	0.29%
Live Nation Inc ***	16,861	$193,396	0.15%
LKQ Corp ***	11,993	$312,897	0.25%
Macys Inc	9,706	$283,803	0.22%
Mattel Inc	5,792	$159,222	0.13%
McDonalds	6,807	$573,966	0.45%
Meritage Homes Corp ***	1,597	$36,028	0.03%
Monro Muffler Brake Inc	17,077	$636,801	0.50%
Netflix Inc ***	300	$78,807	0.06%
Newell Rubbermaid Inc	1,241	$19,583	0.02%
NVR Inc ***	76	$55,136	0.04%
O Reilly Automotive Inc ***	10,497	$687,658	0.54%
Officemax Inc	902	$7,081	0.01%

See Accompanying Notes to Financial Statements.

III - 25

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Penske Automotive Group Inc	1,626	$36,975	0.03%
Scientific Games Corp Class A ***	19,727	$203,977	0.16%
Starbucks Corp	18,144	$716,507	0.57%
Texas Roadhouse Inc	2,311	$40,523	0.03%
The Ryland Group Inc	14,229	$235,205	0.19%
Thor Industries Inc	2,909	$83,896	0.07%
Tiffany & Co	4,173	$327,664	0.26%
Time Warner Inc	1,370	$49,827	0.04%
True Religion Apparel Inc ***	1,284	$37,339	0.03%
TRW Automotive Holdings Corp ***	428	$25,265	0.02%
Tupperware Brands Corporation	43	$2,900	0.00%
VF Corp	257	$27,900	0.02%
Wolverine World Wide Inc	8,593	$358,758	0.27%
Total Consumer Discretionary		$10,496,842	8.28%

Consumer Staples
Brown-Forman Corp Class B	616	$46,009	0.04%
Central European Distributions Corp ***	5,037	$56,414	0.04%
Chiquita Brands International Inc ***	9,316	$121,294	0.10%
Colgate Palmolive Co	293	$25,611	0.02%
Conagra Foods Inc	23,149	$597,476	0.47%
Green Mountain Coffee Roasters ***	2,918	$260,461	0.21%
Hansen Naturals Corp ***	8,746	$707,989	0.56%
Nu Skin Enterprises Inc Class A	435	$16,334	0.01%
Smithfield Foods Inc ***	2,782	$60,842	0.05%
Tyson Foods Inc Class A	1,028	$19,964	0.02%
Walgreen Co	5,864	$248,985	0.18%
Total Consumer Staples		$2,161,379	1.70%

Energy
Barrett Bill Corp ***	15,443	$715,783	0.56%
Bristow Group Inc	12,721	$649,025	0.52%
Cabot Oil & Gas Corp	10,672	$707,660	0.56%
Carrizo Oil & Gas Inc ***	9,022	$376,669	0.30%
Cimarex Energy Co	1,452	$130,564	0.10%
Comstock Resources Inc ***	1,556	$44,797	0.04%
Dril-Quip Inc ***	428	$29,031	0.02%
Gulfmark Offshore Inc ***	1,569	$69,334	0.05%
McDermott International Inc ***	1,284	$25,436	0.02%
Oil States International Inc ***	1,841	$147,114	0.12%
Penn Va Corp	825	$10,898	0.01%
Quicksilver Resources Inc ***	3,754	$55,409	0.04%
Rowan Companies Inc	4,010	$155,628	0.12%
Superior Energy Svcs Inc ***	320	$11,885	0.01%
Tetra Technologies Inc ***	3,967	$50,500	0.04%
Total Energy		$3,179,733	2.51%

Financials

See Accompanying Notes to Financial Statements.

III - 26

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Affiliated Managers Group Inc ***	85	$8,623	0.01%
Assured Guaranty Ltd	6,102	$99,524	0.08%
BB&T Corp	2,953	$79,259	0.06%
BOK Financial Corp	441	$24,154	0.02%
Cash America International Inc	12,324	$713,190	0.59%
Charles Schwab Corp	18,064	$297,153	0.23%
CME Group Inc	685	$199,739	0.16%
CNA Financial Corp	1,091	$31,694	0.02%
Commerce Bancshares Inc	111	$4,773	0.00%
EZCORP Inc ***	6,401	$227,716	0.18%
Firstmerit Corp	556	$9,180	0.01%
Genworth Financial Inc	5,936	$61,022	0.05%
Hartford Financial Svcs Group Inc	2,561	$67,534	0.05%
Intercontinental Exchange ***	4,788	$597,111	0.47%
International Bancshares Corp	471	$7,880	0.01%
Jefferies Group Inc	5,174	$105,550	0.08%
Jones Lang Lasalle Inc	1,359	$128,154	0.10%
Knight Capital Group Inc ***	428	$4,717	0.00%
MB Financial Inc	645	$12,410	0.01%
MetLife Inc	2,055	$90,153	0.07%
MGIC Investment Corp	12,157	$72,334	0.06%
Old Republic International Corp	2,897	$34,040	0.03%
Peoples United Financial Inc	2,825	$37,968	0.03%
Principal Financial Group Inc	821	$24,975	0.02%
Private Bancorp Inc	1,332	$18,382	0.01%
Proassurance Corp ***	1,346	$94,220	0.07%
Protective Life Corp	1,626	$37,609	0.03%
Regions Financial Corp	599	$3,714	0.00%
SLM Corp	32,234	$541,854	0.43%
Suntrust Banks Inc	3,489	$90,016	0.07%
SVB Financial Group ***	3,065	$183,011	0.14%
TD Ameritrade Holdings Corp	5,180	$101,062	0.08%
Tower Group Inc	2,600	$61,932	0.05%
Trustmark Corp	2,548	$59,649	0.05%
Umb Financial Corp	1,112	$46,571	0.04%
Unum Group	1,205	$30,703	0.02%
Waddell & Reed Financial Inc Class A	452	$16,430	0.01%
Washington Federal Inc	12,480	$205,046	0.16%
Wells Fargo Company	3,809	$106,881	0.08%
White Mountains Insurance Group	1,098	$461,336	0.36%
Wintrust Financial Corp	1,153	$37,104	0.03%
WR Berkley Corp	4,708	$152,728	0.12%
Total Financials		$5,187,101	4.09%

Health Care
Acorda Therapeutics Inc ***	21,270	$687,234	0.54%
Affymetrix Inc ***	86,777	$688,142	0.54%
Align Technology Inc ***	1,850	$42,180	0.03%

See Accompanying Notes to Financial Statements.

III - 27

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Amag Pharmaceuticals ***	16,155	$303,714	0.24%
Amedisys Inc ***	2,483	$66,122	0.05%
Conceptus Inc ***	1,317	$15,369	0.01%
Forest Laboratories Inc. ***	17,764	$698,836	0.55%
Gentiva Health Svcs Inc ***	573	$11,936	0.01%
Isis Pharmaceuticals ***	9,925	$90,913	0.07%
Kindred Healthcare Inc ***	1,028	$22,071	0.02%
Life Technologies Corporation ***	1,537	$80,032	0.06%
Magellan Health Services Inc ***	377	$20,637	0.02%
Meridian Bioscience Inc	1,681	$40,529	0.03%
Mylan Inc	17,850	$440,360	0.35%
Parexel International Corp ***	1,358	$31,994	0.03%
Quest Diagnostics Inc	2,772	$163,825	0.13%
Seattle Genetics Inc ***	27,959	$573,719	0.45%
Steris Corp	839	$29,348	0.02%
Techne Corp	607	$50,606	0.04%
Teleflex Inc	2,654	$162,053	0.13%
Thoratec Corp ***	300	$9,846	0.01%
Watson Pharmaceuticals Inc ***	8,742	$600,838	0.48%
West Pharmaceutical Services	321	$14,047	0.01%
Total Health Care		$4,844,351	3.82%

Industrials
AAR Corp	3,168	$85,821	0.07%
American Science & Engineering Inc	220	$17,600	0.01%
Ameron International Corp	768	$50,442	0.04%
Arkansas Best Corp	2,052	$48,694	0.04%
Astec Industries Inc ***	1,209	$44,709	0.04%
Atlas Air Worldwide Holdings Inc ***	527	$31,362	0.02%
Avery Dennison Corp	2,825	$109,130	0.09%
Barnes Group Inc	1,184	$29,375	0.02%
BE Aerospace Inc ***	17,548	$716,134	0.56%
Carlisle Companies Inc	85	$4,185	0.00%
Cintas Corp	8,029	$265,198	0.21%
Clarcor Inc	14,468	$684,047	0.54%
Copart Inc ***	3,005	$140,033	0.11%
Esco Technologies Inc	865	$31,832	0.03%
Geoeye Inc ***	1,138	$42,561	0.03%
Goodrich Corp	7,020	$670,410	0.53%
Herman Miller Inc	2,483	$67,587	0.05%
Hexcel Corporation ***	1,702	$37,257	0.03%
HNI Corp	1,926	$48,381	0.04%
Hub Group Inc Class A ***	210	$7,909	0.01%
Huron Consulting Group Inc ***	342	$10,332	0.01%
Iron Mountain Inc	5,987	$204,097	0.16%
Jacobs Engr Group Inc ***	1,018	$44,029	0.03%
Kansas City Southern ***	554	$32,869	0.03%
Kaydon Corp	4,997	$186,488	0.15%

See Accompanying Notes to Financial Statements.

III - 28

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Kennametal Inc	1,499	$63,273	0.05%
Korn/Ferry International ***	5,297	$116,481	0.09%
L-3 Communications Holdings Inc	8,177	$715,079	0.56%
Lockheed Martin Corp	1,306	$105,747	0.08%
Meritor Inc ***	4,558	$73,110	0.06%
Middleby Corp ***	144	$13,542	0.01%
MSC Industrial Direct Inc Class A	2,055	$136,267	0.11%
Norfolk Southern Corp	1,101	$82,498	0.07%
Northrop Grumman Corp	10,287	$713,403	0.56%
Precision Castparts Corp	4,162	$685,273	0.54%
Quanta Svcs Inc ***	9,431	$190,506	0.15%
Robbins & Myers Inc	13,571	$717,227	0.57%
Robert Half International Inc	3,158	$85,361	0.07%
Rockwell Automation Inc	942	$81,728	0.06%
Shaw Group Inc ***	22,087	$667,248	0.53%
Simpson Manufacturing Inc	23,712	$708,277	0.56%
Skywest Inc	1,074	$16,174	0.01%
Sykes Enterprises Inc ***	5,315	$114,432	0.09%
Textron Inc	3,296	$77,819	0.06%
Transdigm Group Inc ***	4,180	$381,174	0.30%
Trinity Industries Inc	110	$3,837	0.00%
Triumph Group Inc	6,150	$612,417	0.48%
United Rentals Inc ***	1,327	$33,706	0.03%
United Stationers Inc	1,370	$48,539	0.04%
URS Corp ***	3,383	$151,355	0.12%
Valmont Industries Inc.	300	$28,917	0.02%
Woodward Inc	806	$28,097	0.02%
Total Industrials		$10,261,969	8.09%

Information Technology
Advanced Energy Industries Inc ***	2,440	$36,088	0.03%
Advanced Micro Devices Inc ***	10,444	$73,004	0.06%
Amdocs Ltd ***	471	$14,314	0.01%
Arris Group Inc ***	1,584	$18,390	0.01%
Benchmark Electrics Inc ***	767	$12,656	0.01%
Blue Coat System ***	3,602	$78,740	0.06%
Brightpoint Inc ***	342	$2,774	0.00%
Citrix Systems Inc ***	1,129	$90,320	0.07%
Computer Sciences Corp	1,456	$55,270	0.04%
Convergys Corp ***	464	$6,329	0.00%
Dell Inc ***	2,911	$48,526	0.04%
Diebold Inc	1,102	$34,173	0.03%
Digital River Inc ***	428	$13,764	0.01%
Diodes Inc ***	6,306	$164,587	0.13%
DST Systems Inc	1,199	$63,307	0.05%
Equinix Inc ***	208	$21,012	0.02%
Fair Isaac Corporation	641	$19,358	0.02%
Hewlett-Packard Co	2,733	$99,481	0.08%

See Accompanying Notes to Financial Statements.

III - 29

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Hittite Microwave Corp ***	385	$23,835	0.02%
Informatica Corp ***	1,801	$105,232	0.08%
Intel Corp	6,677	$147,962	0.12%
Jabil Circuit Inc	15,489	$312,878	0.25%
Mantech International Corp Class A	1,282	$56,946	0.04%
Memc Electronic Materials Inc ***	6,121	$52,212	0.04%
Micron Technology Inc ***	18,304	$136,914	0.11%
Microsoft Corp	26,839	$697,814	0.55%
MKS Instruments Inc	3,041	$80,343	0.06%
Monolithic Power ***	1,900	$29,298	0.02%
Netgear Inc ***	1,058	$46,256	0.04%
Netlogic Micrsys ***	14,667	$592,840	0.47%
Nuance Communications Inc ***	4,826	$103,614	0.08%
Oracle Corp	3,467	$114,099	0.09%
OSI Systems Inc ***	5,067	$217,881	0.17%
Plexus Corp ***	4,701	$163,642	0.13%
PMC-Sierra Inc ***	7,534	$57,032	0.04%
Polycom Inc ***	1,680	$108,024	0.09%
Power Integrations Inc	650	$24,980	0.02%
Progress Software Corp ***	2,773	$66,912	0.05%
Rambus Inc ***	685	$10,056	0.01%
Silicon Laboratories Inc ***	322	$13,286	0.01%
Synnex Corp ***	3,767	$119,414	0.09%
Syntel Inc	981	$57,997	0.05%
Tech Data Corp ***	683	$33,392	0.03%
Tekelec ***	41,731	$381,004	0.30%
Teletech Holdings Inc ***	6,391	$134,722	0.11%
Teradyne Inc ***	9,109	$134,813	0.11%
TNS ***	3,734	$61,984	0.05%
Unisys Corp ***	1,028	$26,420	0.02%
Viasat Inc ***	2,690	$116,396	0.09%
Western Digital Corp ***	342	$12,442	0.01%
Xilinx Inc	6,035	$220,096	0.17%
Total Information Technology		$5,312,829	4.19%

Materials
Bemis Co Inc	529	$17,870	0.01%
Calgon Carbon Corp ***	3,657	$62,169	0.05%
Carpenter Technology Corp	8,883	$512,371	0.40%
Ecolab Inc	12,245	$690,373	0.54%
Freeport McMoran Copper & Gold	1,670	$88,343	0.07%
Georgia Gulf Corp ***	1,231	$29,716	0.02%
HB Fuller Co	29,422	$718,485	0.57%
Louisiana-Pac Corp	1,584	$12,894	0.01%
Nucor Corp	2,907	$119,827	0.09%
OM Group Inc ***	5,843	$237,460	0.19%
Polyone Corp	9,693	$149,951	0.12%
Royal Gold Inc	985	$57,691	0.05%

See Accompanying Notes to Financial Statements.

III - 30

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Schnitzer Steel Industries Inc Class A	3,809	$219,398	0.17%
Schweitzer-Mauduit Internation	5,836	$327,691	0.26%
Sigma-Aldrich Corp	2,183	$160,189	0.13%
Sonoco Products Co	257	$9,134	0.01%
Steel Dynamics Inc	33,851	$550,079	0.43%
Stillwater Mng Co ***	13,612	$299,600	0.24%
Walter Energy	727	$84,187	0.07%
Worthington Industries Inc	6,506	$150,289	0.12%
Total Materials		$4,497,717	3.55%

Telecommunication Services
NII Holdings Inc ***	439	$18,605	0.01%
TW Telecom Inc Class A ***	1,176	$24,143	0.02%
Total Telecommunication Services		$42,748	0.03%

Utilities
Entergy Corp	3,552	$242,531	0.19%
Exelon Corp	16,223	$694,993	0.56%
Oneok Inc	1,321	$97,767	0.08%
PNM Resources Inc	687	$11,500	0.01%
Questar Corp	23,739	$420,418	0.33%
WGL Holdings Inc	464	$17,859	0.01%
Total Utilities		$1,485,068	1.18%

Total Common Stocks (United States)		$47,469,737	37.44%
(proceeds - $45,664,616)

	Shares	Value ($)	% of Net Asset Value
Common Stocks (Non-United States)

Bermuda
Energy
Nabors Industries Ltd ***	8,671	$213,653	0.16%
Total Energy		$213,653	0.16%

Financials
Alterra Capital Holdings Ltd	1,456	$32,469	0.03%
Credicorp Ltd	814	$70,085	0.06%
Total Financials		$102,554	0.09%

Information Technology
Xyratex	2,209	$22,664	0.02%
Total Information Technology		$22,664	0.02%

See Accompanying Notes to Financial Statements.

III - 31

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Total Bermuda		$338,871	0.27%

Brazil
Financials
Banco Bradesco Sa Brad Adr	22,937	$469,979	0.37%
Itau Unibanco Holdings S.A.	19,048	$448,580	0.35%
Total Financials		$918,559	0.72%

Materials
Gerdau Sa Cosg Adr	2,020	$21,250	0.02%
Total Materials		$21,250	0.02%

Telecommunication Services
Tele Norte Leste Participacoes Adr	6,249	$97,109	0.08%
Total Telecommunication Services		$97,109	0.08%

Total Brazil		$1,036,918	0.82%

Canada
Consumer Discretionary
Magna International Inc	2,996	$161,904	0.13%
Total Consumer Discretionary		$161,904	0.13%

Energy
Nexen Inc	2,140	$48,150	0.04%
Transcanada Corp	1,415	$62,034	0.05%
Ultra Petroleum Corp ***	171	$7,832	0.01%
Total Energy		$118,016	0.10%

Financials
Manulife Financial Corp	12,660	$223,576	0.18%
Sun Life Financial Inc	1,370	$41,210	0.03%
Tor Dom Bank	428	$36,337	0.03%
Total Financials		$301,123	0.24%

Industrials
Candian Pacific Railway	2,183	$136,045	0.11%
Total Industrials		$136,045	0.11%

Materials
Agnico	3,178	$200,627	0.16%
Aurico Gold Inc ***	8,279	$90,986	0.07%
IAMGOLD Corp	4,580	$85,921	0.07%
Kinross Gold Corp	43,732	$690,966	0.53%
Total Materials		$1,068,500	0.83%

See Accompanying Notes to Financial Statements.

III - 32

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Telecommunication Services
Rogers Class B	1,346	$53,194	0.04%
Total Telecommunication Services		$53,194	0.04%

Total Canada		$1,838,782	1.45%

Colombia
Financials
BanColombia S.A. Adr	649	$43,308	0.03%
Total Financials		$43,308	0.03%

Germany
Industrials
Siemens Ag Muenchen Adr	1,798	$247,279	0.20%
Total Industrials		$247,279	0.20%

Great Britain
Telecommunication Services
Vodafone Group Plc Adr	2,084	$55,684	0.04%
Total Telecommunication Services		$55,684	0.04%

Greece
Industrials
Diana Shipping Inc	14,281	$156,520	0.12%
Total Industrials		$156,520	0.12%

India
Financials
HDFC Bank Ltd Adr	770	$135,820	0.11%
ICICI Bank Ltd Adr	3,994	$196,904	0.16%
Total Financials		$332,724	0.27%

Ireland
Industrials
Ryanair Holdings Plc Adr	4,103	$120,382	0.09%
Total Industrials		$120,382	0.09%

Japan
Consumer Discretionary
Aisan Industry	2,800	$29,366	0.02%
Akebono Brake Industries	3,600	$19,836	0.02%
Alpen	1,400	$22,709	0.02%
Alpine Electric	8,500	$116,826	0.09%
Aoki Holdings	500	$7,745	0.01%
Arnest One	3,600	$36,775	0.03%
Askul Corporation	9,200	$149,458	0.12%

See Accompanying Notes to Financial Statements.

III - 33

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Autobacs Seven	1,200	$50,371	0.04%
Best Denki ***	1,000	$2,761	0.00%
Chofu Seisakusho	200	$4,990	0.00%
Daikoku Denki	600	$5,951	0.00%
Denso	12,300	$454,162	0.36%
Dentsu	2,200	$64,561	0.05%
Doshisha	1,700	$44,415	0.04%
Eagle Industry	4,000	$49,777	0.04%
Foster Electric	2,400	$47,726	0.04%
Fuji	100	$2,055	0.00%
Fujitsu General	3,000	$19,725	0.02%
Funai	4,600	$120,580	0.10%
Gulliver	320	$13,234	0.01%
H2O Retailing Corp	8,000	$61,812	0.05%
K'S Holdings	10,100	$434,585	0.34%
Kanto Auto Works	19,600	$178,378	0.14%
Kawai Music Instr	1,000	$1,994	0.00%
Keihin Corp	3,800	$79,660	0.06%
Koito Manufacturing	23,000	$409,716	0.32%
Marui Group	45,700	$354,771	0.28%
Musashi Seimitsu	2,400	$62,822	0.05%
Namco Bandai Holdings	2,200	$26,315	0.02%
NHK Spring	3,000	$30,423	0.02%
Nidec Copal Corp	3,300	$40,248	0.03%
Nifco	1,200	$31,560	0.02%
Nissin Kogyo	8,000	$143,733	0.11%
Nok	3,900	$66,303	0.05%
Ohsho Food Serv	100	$2,353	0.00%
Onward Holdings	4,000	$33,531	0.03%
Pacific Industries	2,000	$9,262	0.01%
Pioneer ***	32,600	$144,914	0.11%
Rakuten	188	$193,445	0.15%
Round One	26,600	$225,946	0.18%
Sangetsu	400	$9,703	0.01%
Sankyo	100	$5,132	0.00%
Shochiku	4,000	$32,640	0.03%
Showa ***	6,800	$48,583	0.04%
Sony	2,900	$76,018	0.06%
Stanley Electric	25,600	$445,363	0.35%
Tact Home	16	$14,819	0.01%
Tamron	4,700	$112,028	0.09%
Toho	5,700	$94,081	0.07%
Tokai Rubber	2,700	$35,806	0.03%
Tokyo Dome ***	2,000	$3,913	0.00%
Tomy	4,900	$41,440	0.03%
Topre	8,100	$85,753	0.07%
Toyo Tire&Rubber	4,000	$10,054	0.01%
U-Shin	6,800	$56,245	0.04%
Unipres	6,500	$167,327	0.13%

See Accompanying Notes to Financial Statements.

III - 34

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Xebio	200	$4,490	0.00%
Yokohama Rubber	9,000	$51,485	0.04%
Yoshinoya Holdings	1	$1,227	0.00%
Total Consumer Discretionary		$5,090,901	3.99%

Consumer Staples
Arcs	300	$4,688	0.00%
Ariake Japan	400	$8,098	0.01%
Fuji Oil	3,700	$56,672	0.04%
Heiwado	100	$1,233	0.00%
House Foods	3,100	$52,127	0.04%
Kikkoman	13,000	$136,019	0.11%
Kobayashi Pharmaceutical	300	$15,007	0.01%
Lawson	300	$15,657	0.01%
Lion	8,000	$44,180	0.03%
Morinaga Milk Industries	35,000	$148,648	0.12%
Nippon Suisan	1,300	$4,250	0.00%
Nisshin Oillio	2,000	$9,534	0.01%
Nisshin Seifun Gr	5,500	$68,238	0.05%
QP	6,300	$79,802	0.06%
Shiseido	28,100	$521,562	0.41%
Sogo Medical Co.	300	$9,784	0.01%
Sugi Holdings Co Ltd	2,000	$51,956	0.04%
Sundrug	1,900	$59,992	0.05%
Takara Holdings	1,000	$5,077	0.00%
Uny	4,500	$41,511	0.03%
Yakult Honsha	400	$11,501	0.01%
Total Consumer Staples		$1,345,536	1.04%

Energy
Aoc Holdings	6,800	$48,330	0.04%
Cosmo Oil	6,000	$16,939	0.01%
Kanto Nat Gas Dev	4,000	$22,833	0.02%
Total Energy		$88,102	0.07%

Financials
Aeon Mall	600	$14,428	0.01%
Akita Bank	2,000	$5,770	0.00%
Bank Of Hiroshima	2,000	$8,668	0.01%
Bank Of Kyoto	8,000	$73,204	0.06%
Bank Of Okinawa	400	$17,087	0.01%
Bank Of Ryukyus	600	$7,570	0.01%
Century Tokyo Leasing	400	$7,162	0.01%
Chiba Bank	3,000	$18,648	0.01%
Chugoku Bank	4,000	$49,182	0.04%
Daiwa Sec Grp Inc	16,000	$69,935	0.06%
Fuyo General	500	$16,821	0.01%
Hokkoku Bank	4,000	$13,967	0.01%

See Accompanying Notes to Financial Statements.

III - 35

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Joyo Bank	17,000	$70,938	0.06%
Kenedix ***	315	$54,606	0.04%
Kyokuto Securiti	1,100	$7,791	0.01%
Matsui Securities	25,700	$122,834	0.10%
Monex Group Inc	42	$8,316	0.01%
Musashino Bank	200	$6,753	0.01%
Nanto Bank	5,000	$25,260	0.02%
Nishi Nippon City Bank	20,000	$58,692	0.05%
Ogaki Kyoritsu Bank	4,000	$12,283	0.01%
Okasan Securities Group Inc	5,000	$18,573	0.01%
Orix	670	$64,626	0.05%
Osaka Securities Exchange	1	$4,439	0.00%
Promise ***	52,350	$441,430	0.36%
San-In Godo Bank	1,000	$7,132	0.01%
Sankei Bldg	400	$2,189	0.00%
SBI Holdings	3,436	$316,111	0.25%
Shiga Bank	8,000	$45,269	0.04%
Shikoku Bank	2,000	$6,315	0.00%
Sumitomo Re	1,870	$86,251	0.07%
Sumitomo Realty	3,000	$66,455	0.05%
Suruga Bank	28,000	$242,345	0.19%
T&D Holdings	1,400	$33,023	0.03%
Toc	5,800	$25,926	0.02%
Tokai Tokyo Financial Hds	1,000	$3,009	0.00%
Tokyo Tomin Bank	2,300	$28,508	0.02%
Total Financials		$2,061,516	1.65%

Health Care
Alfresa Holdings	600	$23,180	0.02%
Aska Pharma	2,000	$14,438	0.01%
Dainip Sumit Pharma	500	$4,724	0.00%
Eisai	900	$34,936	0.03%
Hogy Medical	2,200	$98,748	0.08%
Jeol	19,000	$62,815	0.05%
Kissei Pharmaceutical	1,100	$21,316	0.02%
Nichii Gakkan	6,100	$53,929	0.04%
Nikkiso	4,000	$35,859	0.03%
Nippon Shinyaku	3,000	$38,038	0.03%
Olympus	14,400	$481,599	0.38%
Towa Pharmaceutical	1,300	$78,070	0.06%
Total Health Care		$947,652	0.75%

Industrials
Aeon Delight	300	$6,014	0.00%
Aida Engineering	8,100	$37,912	0.03%
Amada	6,000	$45,765	0.04%
Amano	1,900	$17,362	0.01%
Asahi Diamond Industries	4,000	$86,725	0.07%

See Accompanying Notes to Financial Statements.

III - 36

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Bunka Shutter	6,000	$16,493	0.01%
Central Glass	49,000	$233,590	0.18%
Chiyoda	15,000	$171,432	0.14%
CKD	6,300	$55,698	0.04%
Daikin Industries	11,200	$404,300	0.32%
Fuji Electric	12,000	$37,147	0.03%
Fujikura	5,000	$22,659	0.02%
Fujitec	5,000	$28,665	0.02%
Fukuyama Trans	1,000	$5,300	0.00%
Furukawa Electric	40,000	$165,426	0.13%
Futaba	600	$10,981	0.01%
Glory	4,200	$93,922	0.07%
Hanwa	2,000	$8,791	0.01%
Hisaka Works	10,000	$134,223	0.11%
Iwatani International	44,000	$155,273	0.12%
Japan Steel Works	12,000	$81,574	0.06%
Kamigumi	10,000	$92,990	0.07%
Katakura Industries	600	$6,315	0.00%
Keihin El Ex Rail	6,000	$43,090	0.03%
Keisei Electric Railway	6,000	$35,289	0.03%
Kinden	1,000	$8,507	0.01%
Kinki Sharyo	4,000	$15,800	0.01%
Kitz	22,200	$128,921	0.10%
Kurita Water Industries	7,600	$225,099	0.18%
Kyosan Electric Manufacturing	4,000	$22,833	0.02%
Mabuchi Motor	100	$5,015	0.00%
Maeda	19,000	$59,286	0.05%
Meitec	1,100	$23,863	0.02%
Minebea	9,000	$47,585	0.04%
Mitsubishi Kakoki	4,000	$9,361	0.01%
Mitsubishi Logistics	4,000	$44,625	0.04%
Mitsubishi Pencil	800	$14,353	0.01%
Mitsui	15,000	$32,503	0.03%
Mori Seiki	9,600	$126,001	0.10%
Namura Shipbuild	600	$2,637	0.00%
Nec Networks	2,100	$29,201	0.02%
Nichias	1,000	$5,869	0.00%
Nichiha	100	$894	0.00%
Nidec	1,600	$147,398	0.12%
Nippo Corporation	23,000	$185,114	0.15%
Nippon Carbon	154,000	$459,553	0.36%
Nippon Sharyo	2,000	$8,717	0.01%
Nippon Sheet Glass	6,000	$18,499	0.01%
Nippon Thompson	5,000	$40,985	0.03%
Nitta	100	$1,948	0.00%
Nitto Boseki	1,000	$2,476	0.00%
Nitto Electric Works	300	$3,529	0.00%
Npn Densetsu Kgyo	2,000	$21,174	0.02%
Onoken	300	$2,693	0.00%

See Accompanying Notes to Financial Statements.

III - 37

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Park24	11,800	$122,148	0.10%
Ryobi	6,000	$26,820	0.02%
Sanki Engineering	4,000	$22,288	0.02%
Shimizu	10,000	$41,357	0.03%
Sintokogio	5,700	$58,157	0.05%
SMC	400	$71,520	0.06%
Tadano	18,000	$108,320	0.09%
Taisei	2,000	$4,557	0.00%
Takara Standard	3,000	$22,845	0.02%
Takasago Termal	1,400	$10,869	0.01%
Tobu Railway	63,000	$263,667	0.21%
Tocalo	5,400	$132,457	0.10%
Tokyu	27,000	$111,663	0.09%
Toppan Forms	100	$791	0.00%
Toshiba Plant Systems	44,000	$516,487	0.43%
Toyo Engineering	28,000	$110,598	0.09%
Toyota Tsusho	1,400	$23,801	0.02%
Yamazen	8,200	$57,671	0.05%
Yokogawa Bridge Holdings Corp	8,000	$51,510	0.04%
Total Industrials		$5,448,901	4.32%

Information Technology
Canon Electronics	3,100	$84,063	0.07%
Canon Inc Adr	804	$38,262	0.03%
Citizen Holdings	12,300	$72,952	0.06%
Enplas	100	$1,418	0.00%
Fujitsu	79,000	$448,013	0.35%
Hamamatsu Photo	500	$21,452	0.02%
Hitachi High-Tech	1,300	$28,266	0.02%
Hitachi Kokusai Electric	1,000	$8,259	0.01%
Horiba	600	$19,316	0.02%
Hoya	22,100	$485,450	0.38%
Ines	2,200	$14,656	0.01%
Internet Initiative	1	$3,838	0.00%
Japan Digital Lab	100	$1,176	0.00%
Kakaku.Com	4	$27,984	0.02%
Keyence	1,300	$376,767	0.30%
Konami	22,000	$516,487	0.41%
Mitsui High-Tec	2,300	$11,591	0.01%
Mitsumi Electric	7,600	$74,531	0.06%
Nec Fielding	400	$4,804	0.00%
Nintendo	1,500	$279,900	0.22%
NRI	6,600	$143,423	0.11%
NS Solutions	7,500	$145,522	0.11%
Obic	140	$25,985	0.02%
Obic Business Consultant	150	$8,785	0.01%
Osaki Electric	34,000	$352,993	0.28%
Ricoh	1,000	$11,008	0.01%

See Accompanying Notes to Financial Statements.

III - 38

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Rohm	600	$34,138	0.03%
Sanken Electric	27,000	$157,799	0.12%
Shindengen Electric	10,000	$46,681	0.04%
Shinko Electric Industries	11,600	$108,300	0.09%
SMK	5,000	$21,731	0.02%
Square Enix Holdings Co Ltd	700	$12,516	0.01%
Star Micronics	500	$5,875	0.00%
Sumida Corp	2,000	$18,623	0.01%
Systena	12	$10,594	0.01%
Taiyo Yuden	4,000	$51,510	0.04%
Tamura	27,000	$85,920	0.07%
Tokyo Electron	3,500	$189,386	0.15%
Toshiba Tec	5,000	$21,669	0.02%
Trans Cosmos	3,700	$40,637	0.03%
Trend	900	$27,737	0.02%
Yaskawa Electric	29,000	$322,458	0.25%
Total Information Technology		$4,362,475	3.44%

Materials
Aichi Steel	5,000	$33,989	0.03%
C Uyemura	400	$17,830	0.01%
Chugoku Paints	1,000	$7,788	0.01%
Daicel Chemical Industries	12,000	$78,751	0.06%
Daio Paper	1,000	$7,949	0.01%
Dowa Holdings	2,000	$12,283	0.01%
FP	100	$6,166	0.00%
Fuji Seal	400	$8,727	0.01%
Furukawa Sky	16,000	$56,859	0.04%
Hitachi Chemical	1,000	$19,700	0.02%
Hitachi Metals	9,000	$126,261	0.10%
JFE Holdings	19,300	$526,705	0.42%
Kanto Denka Kogyo	10,000	$72,436	0.06%
Krosaki Harima	2,000	$8,494	0.01%
Kumiai Chemical Industries	3,000	$8,655	0.01%
Kureha	8,000	$39,029	0.03%
M'Bishi Steel Manufacturing	4,000	$13,620	0.01%
Mitsubishi Chemical Holdings	22,000	$154,728	0.12%
Mitsubishi Materials	19,000	$59,286	0.05%
Nakayama Steel ***	4,000	$5,448	0.00%
Neturen	1,900	$15,951	0.01%
Nihon Parkerizing	8,000	$120,949	0.10%
Nippon Denko	8,000	$53,788	0.04%
Nippon Kayaku	18,000	$188,556	0.15%
Nippon Paint	23,000	$182,836	0.14%
Nippon Paper	23,200	$511,910	0.40%
Nippon Soda	34,000	$149,032	0.12%
Nippon Yakin ***	9,500	$25,408	0.02%
Nissan Chemical Industries	10,300	$113,125	0.09%

See Accompanying Notes to Financial Statements.

III - 39

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Nisshin Steel	10,000	$18,945	0.01%
Nittetsu Mining	6,000	$27,043	0.02%
NPN Synthetic Chemical	11,000	$78,045	0.06%
Osaka Steel	500	$9,881	0.01%
Sekisui Plastics	4,000	$18,227	0.01%
Showa Denko	6,000	$12,333	0.01%
Sumitomo Metal Mining Co	20,000	$336,376	0.27%
Toho Titanium	6,700	$194,875	0.15%
Toho Zinc	25,000	$121,346	0.10%
Tokai Carbon	13,000	$72,114	0.06%
Tokyo Steel Manufacturing	12,600	$131,989	0.10%
Topy Industries	21,000	$59,286	0.05%
Toyo Seikan	900	$15,011	0.01%
Yamato Kogyo	4,300	$132,789	0.10%
Total Materials		$3,854,519	3.04%

Utilities
Hokuriku Ele	400	$7,598	0.01%
Kyushu Ele	300	$5,375	0.00%
Okinawa Ele	1,700	$76,832	0.06%
Saibu Gas	5,000	$12,692	0.01%
Toho Gas	35,000	$188,519	0.15%
Tokyo Gas	19,000	$85,400	0.07%
Total Utilities		$376,416	0.30%

Total Japan		$23,576,018	18.60%

Jersey
Materials			%
Randgold Resources Ltd	4,451	$374,107	0.30
Total Materials		$374,107	0.30%

Luxembourg
Materials			%
Ternium S.A. Adr	1,656	$48,902	0.04
Total Materials		$48,902	0.04%

Mexico
Consumer Discretionary
Grupo Televisa S.A. Adr	28,642	$704,593	0.56%
Total Consumer Discretionary		$704,593	0.56%

Consumer Staples	6,673
Coca Cola Femsa Sab De Cv Adr		$620,656	0.49%
Total Consumer Staples		$620,656	0.49%

Telecommunication Services

See Accompanying Notes to Financial Statements.

III - 40

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

America Movil Sab De Cv	1,028	$55,389	0.04%
Total Telecommunication Services		$55,389	0.04%

Total Mexico		$1,380,638	1.09%

Netherlands
Energy
Core Laboratories N V	4,580	$510,853	0.41%
Total Energy		$510,853	0.41%

Information Technology
ASML Holding Nv Adr	3,253	$120,231	0.09%
Total Information Technology		$120,231	0.09%

Total Netherlands		$631,084	0.50%

Panama
Industrials
Copa Holdings Sa	7,550	$503,887	0.40%
Total Industrials		$503,887	0.40%

People's Republic Of China
Energy
China Petroleum & Chemical -Adr	5,913	$599,815	0.45%
Total Energy		$599,815	0.45%

Financials
China Life Insuranceco Adr	5,565	$288,490	0.23%
Total Financials		$288,490	0.23%

Information Technology
Sohu.com Inc ***	1,327	$95,902	0.08%
Total Information Technology		$95,902	0.08%

Total People's Republic Of China		$984,207	0.76%

Puerto Rico
Financials
Oriental Financial Group Inc
Total Financials	1,698	$21,887	0.02%
		$21,887	0.02%
South Africa
Information Technology
Net 1 Ueps Technologies Inc ***	1,814	$15,746	0.01%
Total Information Technology		$15,746	0.01%

See Accompanying Notes to Financial Statements.

III - 41

THE CAMPBELL MULTI-STRATEGY TRUST
COMPLETE SCHEDULE OF INVESTMENTS
JUNE 30, 2011 (UNAUDITED)

Materials
Harmony Gold Mining Co Ltd Adr	285	$3,768	0.01%
Total Materials		$3,768	0.01%

Total South Africa		$19,514	0.02%

South Korea
Materials
Posco Adr	1,498	$162,713	0.13%
Total Materials		$162,713	0.13%

Sweden
Information Technology
Ericsson L M Tel Co Adr	1,070	$15,387	0.01%
Total Information Technology		$15,387	0.01%

Taiwan, Republic Of China
Information Technology
Au Optronics Corp Adr	4,316	$29,694	0.02%
Taiwan Semiconductor Manufacturing Adr	6,035	$76,101	0.06%
Total Information Technology		$105,795	0.08%

Telecommunication Services
Chunghwa Telecom Co Ltd Adr	5,868	$202,740	0.16%
Total Telecommunication Services		$202,740	0.16%

Total Taiwan, Republic Of China		$308,535	0.24%

Total Common Stocks (Non-United States) (proceeds - $31,204,168)		$32,197,347	25.40%

Total investment securities sold short (proceeds - $76,868,784)		$79,667,084	62.84%

*	Non-income producing security.

**	Pledged as collateral for the trading of options on forwards.

***	Security did not pay a dividend during the previous twelve months.

Adr	American Depository Receipt.

RBS	The Royal Bank of Scotland.

See Accompanying Notes to Financial Statements.

III - 42

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable for semi-annual reports.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

REGISTRANT PURCHASE OF EQUITY SECURITIES

Period	Total Number of Shares Purchased	Average Price Paid Per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased Under the Plans or Programs
1/01/2011 To 1/31/2011	None	None	None	None
2/01/2011 To 2/28/2011	None	None	None	None
3/01/2011 To 3/31/2011	1,609.059	$1,261.82	1,609.059(1)	None
4/01/2011 To 4/30/2011	None	None	None	None
5/01/2011 To 5/31/2011	None	None	None	None
6/01/2011 To 6/30/2011	1,906.922	$1,252.32	1,906.922(2)	None
Total	3,515.981		3,515.981

1) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on February 16, 2011 that expired on March 17, 2011. In connection with this repurchase offer, the Trust offered to repurchase up to 24,760.096 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of March 31, 2011.

2) These shares were repurchased in connection with the Trust’s regular, quarterly repurchase offer announced on May 18, 2011 that expired on June 17, 2011. In connection with this repurchase offer, the Trust offered to repurchase up to 25,583.105 shares of its common stock, an amount equal to 25% of its outstanding shares, for cash at a price equal to the Trust’s net asset value per share as of June 30, 2011.

Item 10. Submission of Matters to a Vote of Security Holders

None.

Item 11. Controls and Procedures

The registrant’s principle executive and principal financial officer, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure require by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)     (1) Not Applicable.
          (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.
          (3) Not Applicable.

(b)     Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	The Campbell Multi-Strategy Trust

By	/s/ Greg T. Donovan
Greg T. Donovan, Chief Financial Officer

Date	September 8, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Theresa D. Becks
Theresa D. Becks, Chief Executive Officer

Date	September 8, 2011

By	/s/ Greg T. Donovan
Greg T. Donovan, Chief Financial Officer

Date	September 8, 2011